UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2015

*	This Form N-Q pertains only to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2015

MFS® CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 94.1%
Apparel Manufacturers - 0.1%
PVH Corp., 4.5%, 12/15/22	$3,190,000	$3,213,925

Asset-Backed & Securitized - 0.5%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.789%, 12/28/40 (z)	$1,627,388	$1,009,435
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	183,921	7,725
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	2,920,000	3,027,678
Falcon Franchise Loan LLC, FRN, 26.703%, 1/05/25 (i)(z)	465,959	112,587
GMAC LLC, FRN, 7.847%, 4/15/34 (d)(n)(q)	722,298	414,096
Greenwich Capital Commercial Funding Corp., FRN, 5.819%, 7/10/38	2,125,000	2,187,575
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.774%, 6/15/49	1,467,768	1,549,414
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.551%, 7/15/42 (n)	4,734,928	1,308,261
KKR Financial CLO Ltd., “C”, FRN, 1.724%, 5/15/21 (n)	3,651,630	3,633,993
LB Commercial Conduit Mortgage Trust, FRN, 1.191%, 2/18/30 (i)	1,068,702	15,219
LB Commercial Conduit Mortgage Trust, FRN, 1.989%, 9/15/30 (i)	1,275,294	25,432
Morgan Stanley Capital I, Inc., FRN, 0.941%, 11/15/30 (i)(n)	5,452,232	105,413

		$13,396,828
Automotive - 3.4%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$3,328,000	$3,381,880
Delphi Automotive PLC, 4.15%, 3/15/24	422,000	436,370
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	3,610,000	3,684,106
Ford Motor Credit Co. LLC, 2.597%, 11/04/19	200,000	199,039
General Motors Co., 6.25%, 10/02/43	10,919,000	11,922,205
General Motors Financial Co., Inc., 2.75%, 5/15/16	1,740,000	1,757,372
General Motors Financial Co., Inc., 3.45%, 4/10/22	11,528,000	11,106,536
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)	1,815,000	1,854,625
Hyundai Capital America, 2.6%, 3/19/20 (n)	5,374,000	5,356,502
Lear Corp., 4.75%, 1/15/23	7,510,000	7,453,675
Lear Corp., 5.375%, 3/15/24	5,835,000	5,922,525
Lear Corp., 5.25%, 1/15/25	8,915,000	8,848,138
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	15,896,000	16,043,769
Volkswagen Group America Finance LLC, 2.4%, 5/22/20 (n)	16,138,000	16,060,134

		$94,026,876
Biotechnology - 0.8%
Life Technologies Corp., 6%, 3/01/20	$19,411,000	$21,892,366

Broadcasting - 1.6%
21st Century Fox America, Inc., 8.5%, 2/23/25	$4,931,000	$6,535,483
21st Century Fox America, Inc., 6.15%, 2/15/41	3,000,000	3,518,205
Grupo Televisa S.A.B., 5%, 5/13/45	2,488,000	2,366,536
Myriad International Holdings B.V., 5.5%, 7/21/25 (z)	1,499,000	1,521,485
Omnicom Group, Inc., 3.625%, 5/01/22	13,717,000	13,842,607
Omnicom Group, Inc., 3.65%, 11/01/24	3,435,000	3,392,200
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	5,075,000	5,046,250
SES S.A., 3.6%, 4/04/23 (n)	1,680,000	1,706,887
Time Warner, Inc., 5.35%, 12/15/43	6,056,000	6,299,851

		$44,229,504
Brokerage & Asset Managers - 0.5%
CME Group, Inc., 3%, 3/15/25	$10,133,000	$9,905,940
Franklin Resources, Inc., 1.375%, 9/15/17	3,705,000	3,705,774

		$13,611,714

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - 1.4%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$7,431,000	$7,509,055
Masco Corp., 4.45%, 4/01/25	5,390,000	5,403,475
Mohawk Industries, Inc., 6.125%, 1/15/16	9,452,000	9,661,126
Mohawk Industries, Inc., 3.85%, 2/01/23	11,265,000	11,369,404
Owens Corning, Inc., 4.2%, 12/15/22	4,120,000	4,185,133

		$38,128,193
Business Services - 1.2%
Equinix, Inc., 5.75%, 1/01/25	$7,334,000	$7,370,670
Fidelity National Information Services, Inc., 2%, 4/15/18	1,475,000	1,469,777
Fidelity National Information Services, Inc., 5%, 3/15/22	11,230,000	11,827,346
Fidelity National Information Services, Inc., 3.5%, 4/15/23	4,532,000	4,431,974
Fiserv, Inc., 2.7%, 6/01/20	8,911,000	8,908,906

		$34,008,673
Cable TV - 3.4%
CCO Holdings LLC, 5.25%, 9/30/22	$13,605,000	$13,775,062
CCO Safari II LLC, 6.384%, 10/23/35 (n)	8,610,000	8,801,848
Comcast Corp., 4.2%, 8/15/34	5,916,000	5,833,413
Comcast Corp., 4.65%, 7/15/42	1,789,000	1,833,838
Comcast Corp., 4.75%, 3/01/44	10,775,000	11,261,513
Cox Communications, Inc., 6.25%, 6/01/18 (n)	1,735,000	1,922,397
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	2,215,000	2,211,757
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	280,000	294,000
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)	12,925,000	13,442,000
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	1,635,000	1,630,913
Time Warner Cable, Inc., 8.25%, 4/01/19	6,150,000	7,232,308
Time Warner Cable, Inc., 5%, 2/01/20	1,480,000	1,587,614
Time Warner Cable, Inc., 4.5%, 9/15/42	9,034,000	7,288,758
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	1,734,000	2,119,532
Videotron Ltd., 5%, 7/15/22	13,220,000	13,371,105

		$92,606,058
Chemicals - 1.7%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$3,548,000	$3,485,910
CF Industries, Inc., 5.15%, 3/15/34	6,667,000	6,472,570
CF Industries, Inc., 3.45%, 6/01/23	717,000	676,505
CF Industries, Inc., 4.95%, 6/01/43	5,244,000	4,849,237
LYB International Finance B.V., 4.875%, 3/15/44	8,684,000	8,404,010
LyondellBasell Industries N.V., 5%, 4/15/19	4,761,000	5,165,556
LyondellBasell Industries N.V., 6%, 11/15/21	9,720,000	11,054,507
Monsanto Co., 4.7%, 7/15/64	8,975,000	7,788,083

		$47,896,378
Computer Software - 0.5%
Oracle Corp., 3.4%, 7/08/24	$9,697,000	$9,763,201
VeriSign, Inc., 4.625%, 5/01/23	3,755,000	3,632,963

		$13,396,164
Computer Software - Systems - 0.7%
Apple, Inc., 2.7%, 5/13/22	$12,517,000	$12,448,469
Apple, Inc., 4.375%, 5/13/45	3,713,000	3,728,149
Seagate HDD Cayman, 3.75%, 11/15/18	4,052,000	4,219,283

		$20,395,901

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 0.4%
Roper Industries, Inc., 1.85%, 11/15/17	$12,204,000	$12,231,117

Consumer Products - 0.9%
Hasbro, Inc., 5.1%, 5/15/44	$9,929,000	$9,928,454
Mattel, Inc., 1.7%, 3/15/18	2,812,000	2,788,818
Mattel, Inc., 5.45%, 11/01/41	6,847,000	7,019,113
Newell Rubbermaid, Inc., 2.05%, 12/01/17	6,178,000	6,195,929

		$25,932,314
Consumer Services - 1.4%
ADT Corp., 4.125%, 6/15/23	$18,887,000	$17,659,345
Priceline Group, Inc., 3.65%, 3/15/25	7,059,000	6,913,690
Service Corp. International, 5.375%, 1/15/22	1,705,000	1,794,513
Service Corp. International, 5.375%, 5/15/24	10,365,000	10,986,900

		$37,354,448
Containers - 1.9%
Ball Corp., 5%, 3/15/22	$9,522,000	$9,754,680
Ball Corp., 4%, 11/15/23	6,003,000	5,717,857
Ball Corp., 5.25%, 7/01/25	10,370,000	10,427,553
Crown American LLC, 4.5%, 1/15/23	15,217,000	14,760,490
Sealed Air Corp., 5.5%, 9/15/25 (n)	11,225,000	11,463,531

		$52,124,111
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$10,202,000	$11,642,237

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3.5%, 4/01/22	$4,412,000	$4,339,264
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)	5,906,000	5,741,394

		$10,080,658
Electronics - 2.2%
Flextronics International Ltd., 4.625%, 2/15/20	$16,917,000	$17,466,803
Flextronics International Ltd., 4.75%, 6/15/25 (n)	6,626,000	6,468,633
Jabil Circuit, Inc., 4.7%, 9/15/22	3,601,000	3,591,998
Lam Research Corp., 2.75%, 3/15/20	4,586,000	4,568,793
Micron Technology, Inc., 5.5%, 2/01/25 (n)	7,720,000	7,478,750
NXP B.V./NXP Funding LLC, 4.125%, 6/15/20 (n)	6,936,000	6,962,010
Tyco Electronics Group S.A., 6.55%, 10/01/17	2,450,000	2,703,580
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,303,000	1,316,977
Tyco Electronics Group S.A., 3.5%, 2/03/22	11,088,000	11,292,008

		$61,849,552
Emerging Market Quasi-Sovereign - 0.9%
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	$878,000	$863,733
Comision Federal de Electricidad, 5.75%, 2/14/42	8,403,000	8,266,451
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	6,391,000	6,391,000
Petroleos Mexicanos, 4.875%, 1/18/24	18,000	18,493
Petroleos Mexicanos, 4.5%, 1/23/26 (n)	8,729,000	8,558,785
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	122,000	112,850

		$24,211,312
Energy - Independent - 1.6%
Canadian Natural Resources Ltd., 3.8%, 4/15/24	$420,000	$410,743
Cimarex Energy Co., 4.375%, 6/01/24	13,053,000	12,628,778

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Concho Resources, Inc., 5.5%, 4/01/23	$8,338,000	$8,338,000
EQT Corp., 4.875%, 11/15/21	7,176,000	7,506,125
Hess Corp., 8.125%, 2/15/19	1,452,000	1,713,828
Hess Corp., 3.5%, 7/15/24	5,948,000	5,711,668
Pioneer Natural Resources Co., 7.5%, 1/15/20	5,653,000	6,653,225

		$42,962,367
Energy - Integrated - 0.1%
BP Capital Markets PLC, 2.521%, 1/15/20	$2,680,000	$2,714,127

Entertainment - 0.5%
Carnival Corp., 1.2%, 2/05/16	$8,000,000	$8,009,848
Carnival Corp., 1.875%, 12/15/17	4,565,000	4,580,252

		$12,590,100
Financial Institutions - 3.0%
CIT Group, Inc., 5%, 5/15/17	$2,500,000	$2,587,500
CIT Group, Inc., 4.25%, 8/15/17	9,647,000	9,864,057
CIT Group, Inc., 5.25%, 3/15/18	2,885,000	2,993,188
CIT Group, Inc., 6.625%, 4/01/18 (n)	7,448,000	8,025,220
General Electric Capital Corp., 1.6%, 11/20/17	9,117,000	9,181,457
General Electric Capital Corp., 5.5%, 1/08/20	8,500,000	9,641,074
International Lease Finance Corp., 7.125%, 9/01/18 (n)	3,221,000	3,595,441
International Lease Finance Corp., 5.875%, 8/15/22	15,000,000	16,350,000
SLM Corp., 6%, 1/25/17	15,703,000	16,007,246
SLM Corp., 4.875%, 6/17/19	1,385,000	1,322,675
SLM Corp., 8%, 3/25/20	2,532,000	2,633,280

		$82,201,138
Food & Beverages - 4.9%
Conagra Foods, Inc., 1.9%, 1/25/18	$6,517,000	$6,486,279
Constellation Brands, Inc., 7.25%, 9/01/16	18,881,000	19,919,455
Constellation Brands, Inc., 4.25%, 5/01/23	8,630,000	8,630,000
Heineken N.V., 1.4%, 10/01/17 (n)	290,000	289,362
J.M. Smucker Co., 2.5%, 3/15/20 (n)	2,783,000	2,777,927
J.M. Smucker Co., 3.5%, 10/15/21	12,140,000	12,491,841
J.M. Smucker Co., 4.375%, 3/15/45 (n)	2,974,000	2,778,364
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (n)	5,595,000	5,544,337
Kraft Foods Group, Inc., 6.5%, 2/09/40	12,504,000	15,087,114
Kraft Heinz Co., 5%, 7/15/35 (n)	4,020,000	4,164,213
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)	7,915,000	7,981,787
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	4,451,000	5,026,799
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	11,234,000	11,615,271
Smithfield Foods, Inc., 6.625%, 8/15/22	4,652,000	4,972,755
Tyson Foods, Inc., 6.6%, 4/01/16	7,881,000	8,168,507
Tyson Foods, Inc., 4.5%, 6/15/22	8,026,000	8,515,907
Tyson Foods, Inc., 5.15%, 8/15/44	3,239,000	3,363,517
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	4,831,000	4,930,862
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	2,809,000	2,889,292

		$135,633,589
Food & Drug Stores - 1.2%
CVS Health Corp., 3.375%, 8/12/24	$100,000	$98,530
CVS Health Corp., 4.875%, 7/20/35	10,653,000	11,013,806
CVS Health Corp., 5.75%, 6/01/17	605,000	651,946

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Drug Stores - continued
CVS Health Corp., 2.75%, 12/01/22	$3,513,000	$3,393,087
CVS Health Corp., 5.75%, 5/15/41	3,147,000	3,637,602
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19	12,906,000	12,968,955

		$31,763,926
Forest & Paper Products - 1.6%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$13,758,000	$15,396,440
International Paper Co., 6%, 11/15/41	5,640,000	6,134,301
International Paper Co., 4.8%, 6/15/44	8,669,000	8,093,873
Packaging Corp. of America, 3.9%, 6/15/22	13,788,000	13,904,495

		$43,529,109
Gaming & Lodging - 0.9%
Wyndham Worldwide Corp., 2.5%, 3/01/18	$7,176,000	$7,180,908
Wyndham Worldwide Corp., 4.25%, 3/01/22	18,435,000	18,600,768

		$25,781,676
Insurance - 1.3%
American International Group, Inc., 4.7%, 7/10/35	$9,821,000	$9,921,154
American International Group, Inc., 4.5%, 7/16/44	12,351,000	11,881,921
Unum Group, 7.125%, 9/30/16	12,200,000	12,962,634
Unum Group, 4%, 3/15/24	1,537,000	1,570,308

		$36,336,017
Insurance - Health - 1.6%
Aetna, Inc., 1.5%, 11/15/17	$3,281,000	$3,270,038
Humana, Inc., 7.2%, 6/15/18	10,075,000	11,475,979
UnitedHealth Group, Inc., 4.625%, 7/15/35	20,120,000	20,895,244
Wellpoint, Inc., 1.875%, 1/15/18	9,382,000	9,347,362

		$44,988,623
Insurance - Property & Casualty - 2.2%
Aon Corp., 6.25%, 9/30/40	$1,832,000	$2,187,269
Aon PLC, 4.6%, 6/14/44	2,060,000	1,984,011
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	1,810,000	2,048,267
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	1,838,000	1,900,033
CNA Financial Corp., 5.875%, 8/15/20	6,010,000	6,834,656
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	8,346,000	8,154,643
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	4,402,000	4,483,270
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	8,500,000	9,426,449
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	6,766,000	6,723,970
Swiss Re Ltd., 4.25%, 12/06/42 (n)	1,842,000	1,787,075
XL Group PLC, 5.75%, 10/01/21	6,890,000	7,869,655
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	1,548,000	1,582,907
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	4,913,000	5,048,108

		$60,030,313
Internet - 0.1%
Baidu, Inc., 3%, 6/30/20	$2,695,000	$2,678,156

Major Banks - 10.6%
Bank of America Corp., 2%, 1/11/18	$25,000,000	$25,084,625
Bank of America Corp., 1.75%, 6/05/18	4,800,000	4,792,824
Bank of America Corp., 7.625%, 6/01/19	1,290,000	1,529,998
Bank of America Corp., 5.625%, 7/01/20	360,000	405,329
Bank of America Corp., 4.125%, 1/22/24	16,866,000	17,450,542

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Bank of America Corp., 3.95%, 4/21/25	$13,898,000	$13,478,336
Bank of America Corp., FRN, 6.1%, 12/29/49	13,507,000	13,446,218
Bank of America Corp., FRN, 5.2%, 12/31/49	6,497,000	6,121,798
Goldman Sachs Group, Inc., 5.625%, 1/15/17	7,771,000	8,208,430
Goldman Sachs Group, Inc., 3.5%, 1/23/25	15,000,000	14,675,865
Goldman Sachs Group, Inc., 4.8%, 7/08/44	7,916,000	8,048,094
Goldman Sachs Group, Inc., 5.15%, 5/22/45	3,670,000	3,635,531
ING Bank N.V., 5.8%, 9/25/23 (n)	6,557,000	7,170,119
JPMorgan Chase & Co., 2%, 8/15/17	13,489,000	13,610,536
JPMorgan Chase & Co., 4.25%, 10/15/20	6,107,000	6,547,571
JPMorgan Chase & Co., 4.5%, 1/24/22	4,996,000	5,364,415
JPMorgan Chase & Co., 3.25%, 9/23/22	3,915,000	3,916,460
JPMorgan Chase & Co., 3.125%, 1/23/25	13,262,000	12,749,026
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	10,747,000	11,385,103
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	3,281,000	3,397,328
Morgan Stanley, 3.875%, 4/29/24	9,255,000	9,398,156
Morgan Stanley, 5.5%, 7/28/21	5,652,000	6,364,785
Morgan Stanley, 4%, 7/23/25	6,843,000	6,977,102
Morgan Stanley, 3.95%, 4/23/27	9,795,000	9,358,936
Morgan Stanley, 4.3%, 1/27/45	6,355,000	6,041,177
PNC Bank N.A., 2.6%, 7/21/20	11,281,000	11,358,117
PNC Funding Corp., 5.625%, 2/01/17	7,355,000	7,789,982
Regions Financial Corp., 2%, 5/15/18	15,862,000	15,808,386
Wachovia Corp., 6.605%, 10/01/25	7,936,000	9,576,609
Wells Fargo & Co., 4.1%, 6/03/26	12,997,000	13,069,224
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	9,738,000	9,793,507
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49	6,631,000	6,788,486

		$293,342,615
Medical & Health Technology & Services - 2.6%
Becton, Dickinson and Co., 3.734%, 12/15/24	$3,161,000	$3,141,901
Becton, Dickinson and Co., 4.685%, 12/15/44	9,974,000	9,898,936
Davita Healthcare Partners, Inc., 5%, 5/01/25	5,530,000	5,467,788
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/18 (n)	7,266,000	8,028,930
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)	1,610,000	1,638,175
HCA, Inc., 4.75%, 5/01/23	9,090,000	9,328,613
Laboratory Corp. of America Holdings, 3.6%, 2/01/25	4,792,000	4,619,244
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	8,278,000	7,692,638
McKesson Corp., 5.7%, 3/01/17	5,010,000	5,342,158
McKesson Corp., 7.5%, 2/15/19	920,000	1,082,961
McKesson Corp., 2.7%, 12/15/22	2,842,000	2,713,485
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	1,177,000	1,157,521
Universal Health Services, Inc., 4.75%, 8/01/22 (n)	11,190,000	11,441,775

		$71,554,125
Medical Equipment - 0.9%
Medtronic, Inc., 3.5%, 3/15/25 (n)	$9,646,000	$9,628,184
Medtronic, Inc., 4.375%, 3/15/35 (n)	3,694,000	3,697,362
Zimmer Holdings, Inc., 4.45%, 8/15/45	12,279,000	11,481,467

		$24,807,013
Metals & Mining - 1.2%
Freeport-McMoRan, Inc., 4%, 11/14/21	$8,850,000	$7,721,625
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	3,016,000	2,529,670
Kinross Gold Corp., 5.95%, 3/15/24	7,372,000	6,633,259

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Plains Exploration & Production Co., 6.875%, 2/15/23	$12,440,000	$12,191,200
Southern Copper Corp., 6.75%, 4/16/40	2,884,000	2,847,806
Southern Copper Corp., 5.25%, 11/08/42	1,909,000	1,617,610

		$33,541,170
Midstream - 6.4%
Access Midstream Partner LP, 4.875%, 3/15/24	$10,475,000	$10,299,649
AmeriGas Finance LLC, 7%, 5/20/22	7,913,000	8,416,267
APT Pipelines Ltd., 5%, 3/23/35 (n)	12,850,000	12,157,565
El Paso Corp., 7.75%, 1/15/32	4,075,000	4,634,428
El Paso Pipeline Partners LP, 6.5%, 4/01/20	5,018,000	5,657,213
Energy Transfer Equity LP, 5.5%, 6/01/27	5,685,000	5,571,300
Energy Transfer Partners LP, 9.7%, 3/15/19	1,560,000	1,894,963
Energy Transfer Partners LP, 5.2%, 2/01/22	2,477,000	2,560,552
Energy Transfer Partners LP, 6.5%, 2/01/42	2,418,000	2,479,473
Energy Transfer Partners LP, 5.15%, 2/01/43	8,888,000	7,716,286
Enterprise Products Operating LLC, 5.2%, 9/01/20	2,000,000	2,222,260
Enterprise Products Operating LLC, 3.9%, 2/15/24	2,924,000	2,924,058
Enterprise Products Operating LLC, 4.45%, 2/15/43	4,527,000	4,006,558
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,231,000	3,022,487
Enterprise Products Partners LP, 6.3%, 9/15/17	2,590,000	2,839,386
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	1,472,000	1,575,040
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,303,000	4,918,252
Kinder Morgan Energy Partners LP, 3.5%, 3/01/21	3,745,000	3,631,178
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	100,000	95,107
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	3,627,000	3,962,603
Kinder Morgan Energy Partners LP, 6.5%, 9/01/39	1,000,000	1,004,913
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	5,922,000	5,300,077
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	11,978,000	11,648,605
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	3,290,000	3,207,750
ONEOK Partners LP, 2%, 10/01/17	7,668,000	7,612,491
ONEOK, Inc., 4.25%, 2/01/22	10,348,000	10,045,756
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	12,865,000	12,736,350
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	1,257,000	1,238,145
Spectra Energy Capital LLC, 8%, 10/01/19	5,750,000	6,801,066
Sunoco Logistics Partners LP, 5.3%, 4/01/44	6,108,000	5,541,410
Sunoco Logistics Partners LP, 5.35%, 5/15/45	3,504,000	3,183,419
Williams Cos., Inc., 3.7%, 1/15/23	13,106,000	11,828,663
Williams Cos., Inc., 5.75%, 6/24/44	7,000,000	6,130,859

		$176,864,129
Natural Gas - Distribution - 0.6%
NiSource Finance Corp., 3.85%, 2/15/23	$10,894,000	$11,290,988
NiSource Finance Corp., 4.8%, 2/15/44	4,239,000	4,363,813

		$15,654,801
Network & Telecom - 2.5%
AT&T, Inc., 2.45%, 6/30/20	$5,778,000	$5,683,443
AT&T, Inc., 4.75%, 5/15/46	8,557,000	7,892,318
Verizon Communications, Inc., 2.625%, 2/21/20	11,264,000	11,251,756
Verizon Communications, Inc., 4.5%, 9/15/20	12,714,000	13,699,373
Verizon Communications, Inc., 5.05%, 3/15/34	8,076,000	8,139,986
Verizon Communications, Inc., 6%, 4/01/41	4,310,000	4,808,314
Verizon Communications, Inc., 6.55%, 9/15/43	15,460,000	18,264,892

		$69,740,082

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oils - 0.5%
Marathon Petroleum Corp., 4.75%, 9/15/44	$6,090,000	$5,662,701
Valero Energy Corp., 4.9%, 3/15/45	9,871,000	9,312,143

		$14,974,844
Other Banks & Diversified Financials - 2.9%
BPCE S.A., 4.5%, 3/15/25 (n)	$6,746,000	$6,579,691
Capital One Bank (USA) N.A., 3.375%, 2/15/23	8,400,000	8,103,270
Capital One Financial Corp., 3.75%, 4/24/24	7,016,000	6,937,793
Capital One Financial Corp., 1%, 11/06/15	7,000,000	7,002,009
Citigroup, Inc., 3.75%, 6/16/24	14,035,000	14,076,586
Discover Bank, 7%, 4/15/20	17,724,000	20,477,672
Discover Financial Services, 3.95%, 11/06/24	300,000	294,885
Discover Financial Services, 3.75%, 3/04/25	3,622,000	3,482,586
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	3,146,000	4,160,585
Macquarie Group Ltd., 3%, 12/03/18 (n)	2,352,000	2,390,737
U.S. Bancorp, 3%, 3/15/22	2,601,000	2,630,524
U.S. Bancorp, 2.95%, 7/15/22	3,423,000	3,386,268

		$79,522,606
Personal Computers & Peripherals - 0.5%
Equifax, Inc., 3.3%, 12/15/22	$14,996,000	$14,990,347

Pharmaceuticals - 5.8%
AbbVie, Inc., 1.75%, 11/06/17	$15,000,000	$15,023,715
AbbVie, Inc., 4.7%, 5/14/45	15,964,000	15,578,118
Actavis Funding SCS, 4.85%, 6/15/44	2,342,000	2,252,149
Actavis Funding SCS, 4.75%, 3/15/45	2,271,000	2,141,280
Amgen, Inc., 2.3%, 6/15/16	3,000,000	3,033,579
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	4,933,000	4,922,024
Celgene Corp., 1.9%, 8/15/17	16,532,000	16,636,499
EMD Finance LLC, 2.95%, 3/19/22 (n)	12,593,000	12,340,309
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)	24,838,000	26,271,575
Gilead Sciences, Inc., 3.7%, 4/01/24	10,392,000	10,621,933
Gilead Sciences, Inc., 4.5%, 2/01/45	4,419,000	4,385,296
Hospira, Inc., 6.05%, 3/30/17	5,884,000	6,317,315
Hospira, Inc., 5.2%, 8/12/20	6,982,000	7,811,238
Mylan, Inc., 2.55%, 3/28/19	3,618,000	3,603,318
Mylan, Inc., 3.125%, 1/15/23 (n)	3,000,000	2,864,739
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	3,540,000	3,632,925
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	10,827,000	11,422,485
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	3,180,000	3,178,868
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	4,118,000	4,005,163
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	4,240,000	3,955,259

		$159,997,787
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 11/15/21	$6,200,000	$6,929,721

Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 5.4%, 2/01/43	$5,413,000	$3,746,862

Printing & Publishing - 0.4%
Gannett Co., Inc., 5.125%, 10/15/19	$10,838,000	$11,298,615

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 1.1%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$11,151,000	$13,120,356
Canadian Pacific Railway Co., 4.5%, 1/15/22	6,058,000	6,537,642
CSX Corp., 7.375%, 2/01/19	5,360,000	6,283,276
CSX Corp., 4.4%, 3/01/43	4,000,000	3,881,776

		$29,823,050
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 5.375%, 8/01/16	$2,950,000	$3,075,287
ERP Operating LP, REIT, 4.625%, 12/15/21	250,000	272,795

		$3,348,082
Real Estate - Healthcare - 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$6,222,000	$6,144,088

Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$6,162,000	$6,476,539
Boston Properties LP, REIT, 3.85%, 2/01/23	3,562,000	3,650,954
Vornado Realty LP, REIT, 2.5%, 6/30/19	3,697,000	3,696,002

		$13,823,495
Real Estate - Other - 0.2%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/23	$2,843,000	$2,995,064
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/25	3,783,000	3,751,979

		$6,747,043
Real Estate - Retail - 1.1%
DDR Corp., REIT, 3.625%, 2/01/25	$6,848,000	$6,554,091
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	9,465,000	9,447,632
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	5,828,000	7,387,818
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	7,340,000	7,969,706

		$31,359,247
Restaurants - 0.2%
YUM! Brands, Inc., 5.35%, 11/01/43	$6,543,000	$6,537,844

Retailers - 3.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$9,077,000	$9,144,841
Best Buy Co., Inc., 5%, 8/01/18	8,415,000	8,838,359
Best Buy Co., Inc., 5.5%, 3/15/21	4,750,000	4,941,187
Dollar General Corp., 4.125%, 7/15/17	21,009,000	21,856,167
Gap, Inc., 5.95%, 4/12/21	23,607,000	26,511,298
Home Depot, Inc., 4.875%, 2/15/44	4,000,000	4,396,148
Limited Brands, Inc., 7%, 5/01/20	11,059,000	12,607,260
Limited Brands, Inc., 5.625%, 2/15/22	3,218,000	3,455,328

		$91,750,588
Specialty Chemicals - 0.8%
Ecolab, Inc., 3%, 12/08/16	$4,728,000	$4,830,815
Ecolab, Inc., 2.25%, 1/12/20	600,000	597,212
Ecolab, Inc., 4.35%, 12/08/21	4,000,000	4,317,676
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	10,704,000	10,971,600
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)	1,747,000	1,631,261

		$22,348,564

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 1.9%
American Tower Corp., REIT, 4.5%, 1/15/18	$5,760,000	$6,061,421
American Tower Corp., REIT, 4.7%, 3/15/22	7,973,000	8,363,358
American Tower Corp., REIT, 3.5%, 1/31/23	3,999,000	3,857,215
American Tower Corp., REIT, 4%, 6/01/25	12,172,000	11,927,355
CC Holdings GS V LLC, 2.381%, 12/15/17	5,000,000	5,029,545
Crown Castle International Corp., 5.25%, 1/15/23	4,570,000	4,787,075
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,400,000	1,504,045
SBA Tower Trust, 2.898%, 10/15/19 (n)	9,621,000	9,635,316

		$51,165,330
Tobacco - 3.2%
Altria Group, Inc., 4%, 1/31/24	$3,204,000	$3,299,460
B.A.T. International Finance PLC, 2.125%, 6/07/17 (n)	8,948,000	9,048,763
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (z)	17,708,000	17,686,113
Philip Morris International, Inc., 4.875%, 11/15/43	7,949,000	8,412,649
Reynolds American, Inc., 8.125%, 6/23/19 (z)	6,504,000	7,744,957
Reynolds American, Inc., 6.75%, 6/15/17	7,310,000	7,966,365
Reynolds American, Inc., 2.3%, 8/21/17 (z)	9,055,000	9,134,177
Reynolds American, Inc., 6.875%, 5/01/20 (z)	5,000,000	5,795,555
Reynolds American, Inc., 3.25%, 6/12/20	2,947,000	2,993,403
Reynolds American, Inc., 4%, 6/12/22	5,408,000	5,553,454
Reynolds American, Inc., 3.25%, 11/01/22	3,040,000	2,953,810
Reynolds American, Inc., 4.45%, 6/12/25	4,045,000	4,154,304
Reynolds American, Inc., 5.7%, 8/15/35	4,634,000	4,898,050

		$89,641,060
Transportation - Services - 0.5%
ERAC USA Finance Co., 5.625%, 3/15/42 (n)	$2,420,000	$2,622,377
ERAC USA Finance LLC, 6.375%, 10/15/17 (n)	1,400,000	1,537,542
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	2,391,000	2,426,102
ERAC USA Finance LLC, 7%, 10/15/37 (n)	3,679,000	4,572,747
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)	1,850,000	1,699,525

		$12,858,293
Utilities - Electric Power - 2.4%
Alabama Power Co., 4.15%, 8/15/44	$4,231,000	$4,147,036
American Electric Power Co., Inc., 1.65%, 12/15/17	8,244,000	8,236,391
Berkshire Hathaway Energy, 4.5%, 2/01/45	5,432,000	5,430,897
CMS Energy Corp., 6.25%, 2/01/20	6,891,000	7,935,324
CMS Energy Corp., 5.05%, 3/15/22	5,159,000	5,679,584
Dominion Resources, Inc., 2.5%, 12/01/19	3,550,000	3,561,388
DTE Electric Co., 3.7%, 3/15/45	2,077,000	1,931,903
Duke Energy Corp., 1.625%, 8/15/17	3,267,000	3,279,192
EDP Finance B.V., 5.25%, 1/14/21 (n)	3,324,000	3,531,205
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	2,663,000	2,702,263
PPL Capital Funding, Inc., 4.2%, 6/15/22	2,500,000	2,644,913
PPL Capital Funding, Inc., 5%, 3/15/44	5,193,000	5,483,143
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	5,693,000	6,346,038
PSEG Power LLC, 5.32%, 9/15/16	1,727,000	1,802,803
Waterford 3 Funding Corp., 8.09%, 1/02/17	2,168,247	2,167,998

		$64,880,078
Total Bonds		$2,600,828,949

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 4.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	111,724,764	$111,724,764
Total Investments		$2,712,553,713

Other Assets, Less Liabilities - 1.9%		52,602,650
Net Assets - 100.0%		$2,765,156,363

(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $435,045,174 representing 15.7% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.789%, 12/28/40	3/01/06	$1,627,388	$1,009,435
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96-1/03/97	179,565	7,725
Falcon Franchise Loan LLC, FRN, 26.703%, 1/05/25	1/29/03	33,582	112,587
Imperial Tobacco Finance PLC, 4.25%, 7/21/25	7/15/15	17,334,541	17,686,113
Myriad International Holdings B.V., 5.5%, 7/21/25	7/14/15	1,498,432	1,521,485
Reynolds American, Inc., 8.125%, 6/23/19	6/18/09-10/28/10	6,702,058	7,744,957
Reynolds American, Inc., 2.3%, 8/21/17	8/16/12	9,049,226	9,134,177
Reynolds American, Inc., 6.875%, 5/01/20	6/27/12	5,595,572	5,795,555
Total Restricted Securities			$43,012,034
% of Net assets			1.6%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$24,211,312	$—	$24,211,312
U.S. Corporate Bonds	—	2,305,456,930	—	2,305,456,930
Residential Mortgage-Backed Securities	—	7,725	—	7,725
Commercial Mortgage-Backed Securities	—	8,745,675	—	8,745,675
Asset-Backed Securities (including CDOs)	—	4,643,428	—	4,643,428
Foreign Bonds	—	257,763,879	—	257,763,879
Mutual Funds	111,724,764	—	—	111,724,764
Total Investments	$111,724,764	$2,600,828,949	$—	$2,712,553,713

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,704,596,335
Gross unrealized appreciation	51,357,104
Gross unrealized depreciation	(43,399,726)
Net unrealized appreciation (depreciation)	$7,957,378

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

12

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	134,480,965	183,683,278	(206,439,479)	111,724,764

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$32,579	$111,724,764

13

QUARTERLY REPORT

July 31, 2015

MFS® LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 98.3%
Asset-Backed & Securitized - 14.3%
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.466%, 10/10/17	$1,971,584	$1,970,626
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/18	3,549,454	3,547,746
ARI Fleet Lease Trust, “A”, FRN, 0.737%, 3/15/20 (n)	362,660	362,608
ARI Fleet Lease Trust, “A”, FRN, 0.487%, 1/15/21 (n)	1,377,089	1,375,001
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	1,750,924	1,750,264
Babson Ltd., CLO, “A1”, FRN, 0.512%, 1/18/21 (z)	1,500,121	1,476,877
Bayview Commercial Asset Trust, FRN, 0.501%, 8/25/35 (z)	733,086	661,307
Bayview Commercial Asset Trust, FRN, 0.461%, 4/25/36 (z)	635,615	567,582
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	3,120,796	0
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/36	1,578,597	1,574,944
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	243,149	254,912
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.789%, 12/28/40 (z)	779,256	483,356
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	790,196	790,174
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.508%, 2/21/17	6,348,000	6,348,540
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	5,351,700	5,347,750
Cent CDO XI Ltd., “A1”, FRN, 0.555%, 4/25/19 (n)	2,739,120	2,684,932
Chesapeake Funding LLC, “A”, FRN, 0.938%, 11/07/23 (n)	724,309	724,347
Chesapeake Funding LLC, “A”, FRN, 0.638%, 1/07/25 (n)	3,192,512	3,193,894
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.688%, 2/07/27 (n)	4,990,000	4,986,941
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17 (z)	6,530,000	6,532,919
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,520,000	1,575,337
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	6,063,961	6,061,590
CNH Wholesale Master Note Trust, “A”, FRN, 0.787%, 8/15/19 (n)	8,000,000	8,006,664
Commercial Mortgage Asset Trust, FRN, 0.487%, 1/17/32 (i)(z)	2,676,547	9,890
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.949%, 9/15/39	1,879,497	1,991,464
Credit-Based Asset Servicing & Securitization LLC, 4.142%, 12/25/35	612,879	605,765
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.028%, 1/25/37 (d)(q)	2,421,361	1,287,774
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.994%, 3/25/37 (d)(q)	3,462,022	2,098,830
CWCapital Cobalt Ltd., “A4”, FRN, 5.766%, 5/15/46	2,637,463	2,806,034
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	3,158,699	3,158,244
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	4,323,379	4,315,843
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	2,840,913	2,841,990
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	3,806,450	3,804,531
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	1,498,000	1,512,691
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	6,367,000	6,421,355
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.587%, 1/15/20	5,870,000	5,865,809
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.568%, 7/20/19	7,300,000	7,274,487
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	51,196	51,196
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	4,827,056	4,824,927
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (z)	3,618,190	3,614,530
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21 (z)	2,475,914	2,456,206
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.739%, 12/10/27 (n)	4,818,063	4,810,778
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	3,330,000	3,329,644
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)	7,550,000	7,564,451
IMPAC CMB Trust, FRN, 0.93%, 11/25/34	234,274	222,228
IMPAC CMB Trust, FRN, 1.11%, 11/25/34	246,604	229,466
IMPAC Secured Assets Corp., FRN, 0.541%, 5/25/36	643,104	622,412
Interstar Millennium Trust, FRN, 0.686%, 3/14/36	173,042	167,240
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	3,611,821	3,780,150
Kingsland III Ltd., “A1”, CDO, FRN, 0.497%, 8/24/21 (n)	1,571,475	1,563,213
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.624%, 5/15/21 (z)	2,781,255	2,771,987
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	1,413,360	1,412,731

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	$5,140,000	$5,144,559
LB Commercial Conduit Mortgage Trust, FRN, 1.446%, 10/15/35 (i)	2,153,066	72,849
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.507%, 2/15/17	4,960,000	4,958,537
Merrill Lynch Mortgage Investors, Inc., 4.496%, 2/25/37 (d)(q)	1,967,213	411,736
Morgan Stanley Capital I, Inc., FRN, 1.452%, 3/15/31 (i)(z)	268,379	3
Motor PLC, 2014-1A, “A1”, FRN, 0.67%, 8/25/21 (n)	1,833,552	1,834,483
Motor PLC, 2015-1A, “A1”, FRN, 0.79%, 6/25/22 (n)	4,765,000	4,766,428
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (z)	6,561,000	6,562,794
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.487%, 2/15/18	7,030,000	7,031,343
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/37 (d)(q)	1,140,309	1,142,084
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.345%, 12/25/36 (d)(q)	1,798,717	1,169,798
Race Point CLO Ltd., “A1A”, FRN, 0.478%, 8/01/21 (n)	1,928,593	1,928,593
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	492,078	492,036
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	4,244,736	4,234,591
Suntrust Auto Receivables Trust, 0.99%, 6/15/18 (n)	5,830,000	5,829,876
Thornburg Mortgage Securities Trust, FRN, 0.871%, 4/25/43	736,798	719,423
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	3,480,000	3,478,137
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.436%, 5/17/32 (n)	2,340,000	2,331,400
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.398%, 10/20/16	1,213,786	1,213,786
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.538%, 7/22/19 (n)	11,000,000	10,984,303
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	2,107,238	2,103,695

		$208,104,631
Automotive - 5.2%
American Honda Finance Corp., 1%, 8/11/15 (n)	$3,060,000	$3,060,395
American Honda Finance Corp., 1.6%, 7/13/18	2,630,000	2,630,489
American Honda Finance Corp., FRN, 0.657%, 5/26/16 (n)	3,570,000	3,578,418
American Honda Finance Corp., FRN, 0.784%, 10/07/16	3,010,000	3,021,631
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	2,680,000	2,720,642
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	3,810,000	3,824,409
Daimler Finance North America LLC, FRN, 0.958%, 8/01/16 (n)	5,040,000	5,056,380
Daimler Finance North America LLC, FRN, 0.618%, 8/01/17 (n)	4,000,000	3,995,264
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	3,170,000	3,235,074
Ford Motor Credit Co. LLC, FRN, 0.799%, 9/08/17	4,890,000	4,856,606
Ford Motor Credit Co. LLC, FRN, 1.223%, 1/09/18	2,600,000	2,602,298
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	4,620,000	4,704,324
Hyundai Capital America, 1.625%, 10/02/15 (n)	4,490,000	4,493,632
Hyundai Capital America, 2%, 3/19/18 (n)	4,941,000	4,940,896
Nissan Motor Acceptance Corp., FRN, 0.981%, 9/26/16 (n)	5,500,000	5,521,329
Nissan Motor Acceptance Corp., FRN, 0.832%, 3/03/17 (n)	3,030,000	3,034,221
Toyota Motor Credit Corp., FRN, 0.678%, 1/17/19	5,320,000	5,308,498
Volkswagen Group of America Finance LLC, FRN, 0.652%, 5/23/17 (n)	3,620,000	3,612,098
Volkswagen Group of America Finance LLC, FRN, 0.716%, 11/20/17 (n)	3,000,000	3,002,637
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	2,580,000	2,581,127

		$75,780,368
Banks & Diversified Financials (Covered Bonds) - 1.4%
Australia & New Zealand Banking Group, FRN, 0.893%, 10/06/15 (n)	$1,940,000	$1,941,608
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	4,260,000	4,275,592
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	2,540,000	2,540,533
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	3,800,000	3,814,178
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	2,400,000	2,401,128
Royal Bank of Canada, 1.125%, 7/22/16	3,700,000	3,712,761
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	2,260,000	2,294,906

		$20,980,706

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$1,862,000	$1,851,452

Brokerage & Asset Managers - 0.3%
Franklin Resources, Inc., 1.375%, 9/15/17	$1,222,000	$1,222,254
NYSE Euronext, 2%, 10/05/17	3,266,000	3,301,521

		$4,523,775
Business Services - 0.4%
Cisco Systems, Inc., FRN, 0.562%, 3/03/17	$6,150,000	$6,159,322

Cable TV - 0.3%
DIRECTV Holdings LLC, 2.4%, 3/15/17	$3,360,000	$3,401,802
NBCUniversal Enterprise Co., FRN, 0.826%, 4/15/16 (n)	1,450,000	1,452,646

		$4,854,448
Chemicals - 1.2%
CF Industries, Inc., 6.875%, 5/01/18	$6,972,000	$7,815,534
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/18 (n)	4,320,000	4,307,852
Dow Chemical Co., 8.55%, 5/15/19	2,900,000	3,526,313
LyondellBasell Industries N.V., 5%, 4/15/19	1,740,000	1,887,853

		$17,537,552
Computer Software - 0.1%
Intuit, Inc., 5.75%, 3/15/17	$1,220,000	$1,295,240

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.529%, 5/03/18	$3,720,000	$3,724,051

Conglomerates - 1.1%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$1,659,000	$1,668,786
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	7,957,000	8,064,953
General Electric Co., 0.85%, 10/09/15	1,260,000	1,260,974
Pentair Finance S.A., 1.35%, 12/01/15	4,610,000	4,619,584

		$15,614,297
Consumer Products - 1.4%
Clorox Co., 5.95%, 10/15/17	$1,305,000	$1,423,370
Mattel, Inc., 1.7%, 3/15/18	1,041,000	1,032,418
Mattel, Inc., 2.5%, 11/01/16	2,030,000	2,060,014
Newell Rubbermaid, Inc., 2.05%, 12/01/17	2,748,000	2,755,975
Newell Rubbermaid, Inc., 2.875%, 12/01/19	4,240,000	4,293,801
Procter & Gamble Co., 0.75%, 11/04/16	3,410,000	3,415,674
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	5,585,000	5,593,277

		$20,574,529
Consumer Services - 0.6%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$3,189,000	$3,211,425
Western Union Co., 2.375%, 12/10/15	1,970,000	1,979,265
Western Union Co., FRN, 1.281%, 8/21/15	3,800,000	3,800,874

		$8,991,564
Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/17	$2,270,000	$2,268,123
Arrow Electronics, Inc., 3%, 3/01/18	1,326,000	1,349,995
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	4,611,000	4,554,202

		$8,172,320

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 1.7%
Applied Materials, Inc., 2.65%, 6/15/16	$1,670,000	$1,695,107
Intel Corp., 1.35%, 12/15/17	6,765,000	6,762,822
Lam Research Corp., 2.75%, 3/15/20	2,303,000	2,294,359
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,500,000	1,516,090
Tyco Electronics Group S.A., FRN, 0.494%, 1/29/16	10,000,000	9,995,180
Xilinx, Inc., 2.125%, 3/15/19	2,410,000	2,414,818

		$24,678,376
Emerging Market Quasi-Sovereign - 1.4%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$3,570,000	$3,566,636
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19 (z)	3,762,000	3,799,620
Korea Development Bank, 1%, 1/22/16	3,000,000	3,001,101
Korea Gas Corp., 2.25%, 7/25/17 (n)	2,750,000	2,780,803
Petroleos Mexicanos, 3.125%, 1/23/19	2,522,000	2,551,003
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	4,456,000	4,423,623

		$20,122,786
Energy - Independent - 1.0%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$7,090,000	$7,749,966
Apache Corp., 6.9%, 9/15/18	2,183,000	2,485,278
Canadian Natural Resources Ltd., FRN, 0.657%, 3/30/16	1,560,000	1,557,357
Southwestern Energy Co., 7.5%, 2/01/18	2,220,000	2,455,728

		$14,248,329
Energy - Integrated - 1.9%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$4,300,000	$4,377,404
BP Capital Markets PLC, 3.125%, 10/01/15	5,300,000	5,320,702
BP Capital Markets PLC, 0.7%, 11/06/15	1,142,000	1,142,590
BP Capital Markets PLC, 2.521%, 1/15/20	3,049,000	3,087,826
Chevron Corp., 0.889%, 6/24/16	1,770,000	1,774,395
Chevron Corp., 1.104%, 12/05/17	3,658,000	3,640,712
Shell International Finance B.V., 1.125%, 8/21/17	3,430,000	3,428,405
Shell International Finance B.V., FRN, 0.484%, 11/15/16	2,740,000	2,743,444
Total Capital International S.A., 1.5%, 2/17/17	1,670,000	1,682,377

		$27,197,855
Financial Institutions - 1.2%
General Electric Capital Corp., FRN, 0.885%, 12/11/15	$2,500,000	$2,505,183
General Electric Capital Corp., FRN, 0.884%, 1/08/16	3,270,000	3,278,110
General Electric Capital Corp., FRN, 0.516%, 1/14/16	6,750,000	6,753,989
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	3,370,000	3,440,463
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	1,208,000	1,214,672

		$17,192,417
Food & Beverages - 5.2%
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	$1,260,000	$1,261,808
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	5,370,000	5,395,626
Diageo Capital PLC, 1.5%, 5/11/17	2,750,000	2,754,298
General Mills, Inc., 1.4%, 10/20/17	5,400,000	5,382,050
H.J. Heinz Co., 1.6%, 6/30/17 (n)	4,980,000	4,985,971
Heineken N.V., 0.8%, 10/01/15 (n)	2,810,000	2,810,517
Ingredion, Inc., 3.2%, 11/01/15	1,025,000	1,030,517
Ingredion, Inc., 1.8%, 9/25/17	2,092,000	2,084,362
J.M. Smucker Co., 1.75%, 3/15/18 (n)	1,750,000	1,750,828
Kellogg Co., 4.45%, 5/30/16	1,209,000	1,243,447

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Kraft Foods Group, Inc., 6.125%, 8/23/18	$7,435,000	$8,304,501
Molson Coors Brewing Co., 2%, 5/01/17	3,330,000	3,359,604
PepsiCo, Inc., 2.5%, 5/10/16	3,400,000	3,451,048
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	7,690,000	7,839,332
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	2,060,000	2,094,892
SABMiller Holdings, Inc., FRN, 0.968%, 8/01/18 (n)	5,700,000	5,696,597
Tyson Foods, Inc., 6.6%, 4/01/16	5,550,000	5,752,470
Tyson Foods, Inc., 2.65%, 8/15/19	3,257,000	3,282,962
Want Want China Finance Co., 1.875%, 5/14/18 (n)	3,190,000	3,140,395
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	3,712,000	3,720,326
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	525,000	531,835

		$75,873,386
Food & Drug Stores - 0.9%
CVS Health Corp., 1.2%, 12/05/16	$2,800,000	$2,807,501
CVS Health Corp., 1.9%, 7/20/18	3,920,000	3,937,072
Walgreen Co., 1.8%, 9/15/17	5,860,000	5,971,311

		$12,715,884
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$3,473,000	$3,528,610

Insurance - 2.4%
Aflac, Inc., 3.45%, 8/15/15	$3,840,000	$3,843,037
American International Group, Inc., 2.3%, 7/16/19	6,090,000	6,097,667
MetLife Global Funding I, FRN, 0.663%, 4/10/17 (n)	4,820,000	4,828,252
Metropolitan Life Global Funding I, 2%, 4/14/20 (n)	4,840,000	4,795,230
Metropolitan Life Global Funding I, 0.819%, 7/15/16 (n)	4,570,000	4,588,678
PRICOA Global Funding I, FRN, 0.547%, 8/19/15 (n)	2,590,000	2,590,091
Prudential Financial, Inc., FRN, 1.054%, 8/15/18	3,690,000	3,705,361
UnumProvident Corp., 6.85%, 11/15/15 (n)	1,539,000	1,562,750
Voya Financial, Inc., 2.9%, 2/15/18	2,515,000	2,580,999

		$34,592,065
Insurance - Health - 0.5%
Aetna, Inc., 1.5%, 11/15/17	$674,000	$671,748
UnitedHealth Group, Inc., 1.45%, 7/17/17	3,910,000	3,920,651
Wellpoint, Inc., 1.25%, 9/10/15	2,400,000	2,400,893

		$6,993,292
Insurance - Property & Casualty - 0.6%
ACE Ltd., 2.6%, 11/23/15	$2,890,000	$2,905,476
Aon Corp., 3.5%, 9/30/15	3,200,000	3,213,360
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	3,180,000	3,199,811

		$9,318,647
International Market Quasi-Sovereign - 3.4%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$4,070,000	$4,094,416
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	5,210,000	5,237,384
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	2,070,000	2,108,870
Electricite de France, 2.15%, 1/22/19 (n)	3,953,000	3,993,562
FMS Wertmanagement, 0.625%, 4/18/16	3,360,000	3,364,334
KfW Bankengruppe, 0.5%, 9/30/15	3,400,000	3,401,227
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	1,000,000	1,002,450
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	3,860,000	3,864,400

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Kommunalbanken A.S., FRN, 0.427%, 10/31/16 (n)	$4,360,000	$4,362,686
Landwirtschaftliche Rentenbank, 3.125%, 1/15/16 (n)	1,700,000	1,720,859
Municipality Finance PLC, 2.375%, 5/16/16	3,410,000	3,459,888
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	3,480,000	3,486,250
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	3,160,000	3,186,636
Statoil A.S.A., 1.8%, 11/23/16	2,350,000	2,377,096
Statoil A.S.A., FRN, 0.564%, 5/15/18	1,205,000	1,197,389
Statoil A.S.A., FRN, 0.736%, 11/08/18	3,010,000	3,008,050

		$49,865,497
International Market Sovereign - 1.0%
Kingdom of Denmark, 0.875%, 3/20/17 (n)	$6,840,000	$6,848,919
Kingdom of Sweden, 1%, 2/27/18 (n)	3,500,000	3,499,549
Republic of Iceland, 4.875%, 6/16/16 (n)	3,494,000	3,583,855

		$13,932,323
Internet - 0.3%
Baidu, Inc., 3.25%, 8/06/18	$892,000	$911,500
Baidu, Inc., 2.75%, 6/09/19	2,189,000	2,187,608
Baidu, Inc., 3%, 6/30/20	971,000	964,931

		$4,064,039
Local Authorities - 1.6%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$7,060,000	$7,088,169
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	5,440,000	5,440,680
Kommuninvest i Sverige AB, 0.875%, 12/13/16 (n)	6,350,000	6,367,882
Province of Ontario, 2.3%, 5/10/16	4,700,000	4,763,991

		$23,660,722
Major Banks - 14.5%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$6,820,000	$7,093,878
ABN AMRO Bank N.V., FRN, 0.689%, 6/06/16 (n)	3,100,000	3,100,208
Bank of America Corp., 1.5%, 10/09/15	3,060,000	3,064,345
Bank of America Corp., 1.25%, 1/11/16	5,250,000	5,260,616
Bank of America Corp., 6.5%, 8/01/16	2,625,000	2,756,539
Bank of America Corp., 6%, 9/01/17	8,000,000	8,673,144
Bank of America Corp., 6.875%, 4/25/18	4,213,000	4,751,813
Bank of America Corp., 1.75%, 6/05/18	3,330,000	3,325,022
Bank of America Corp., FRN, 0.566%, 6/15/16	1,910,000	1,904,448
Bank of Montreal, FRN, 0.883%, 4/09/18	1,990,000	1,994,137
Barclays Bank PLC, 2.5%, 2/20/19	4,500,000	4,552,785
BNP Paribas, FRN, 0.878%, 12/12/16	1,280,000	1,283,378
BNP Paribas, FRN, 0.763%, 3/17/17	3,010,000	3,014,106
Canadian Imperial Bank of Commerce, FRN, 0.807%, 7/18/16	2,270,000	2,278,274
Commonwealth Bank of Australia, FRN, 0.781%, 9/20/16 (n)	4,820,000	4,835,911
Commonwealth Bank of Australia, FRN, 0.646%, 3/13/17 (n)	1,510,000	1,510,612
Commonwealth Bank of Australia, FRN, 0.551%, 9/08/17 (n)	6,000,000	5,997,120
Credit Suisse New York, 1.75%, 1/29/18	3,950,000	3,946,390
DBS Bank Ltd., 2.35%, 2/28/17 (n)	4,010,000	4,076,237
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	4,190,000	4,311,141
Goldman Sachs Group, Inc., 1.6%, 11/23/15	3,690,000	3,699,937
Goldman Sachs Group, Inc., FRN, 0.953%, 5/22/17	1,660,000	1,659,680
Goldman Sachs Group, Inc., FRN, 1.497%, 4/30/18	2,310,000	2,331,615
Goldman Sachs Group, Inc., FRN, 1.374%, 11/15/18	5,420,000	5,452,954
Goldman Sachs Group, Inc., FRN, 1.314%, 10/23/19	5,010,000	5,048,382

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
HSBC Bank PLC, 3.1%, 5/24/16 (n)	$2,520,000	$2,567,804
HSBC Bank PLC, FRN, 0.914%, 5/15/18 (n)	5,132,000	5,126,339
Huntington National Bank, FRN, 0.718%, 4/24/17	7,240,000	7,205,067
ING Bank N.V., 1.8%, 3/16/18 (n)	1,740,000	1,744,498
ING Bank N.V., 3.75%, 3/07/17 (n)	2,644,000	2,740,104
ING Bank N.V., FRN, 1.229%, 3/07/16 (n)	1,450,000	1,455,253
ING Bank N.V., FRN, 1.921%, 9/25/15 (n)	3,680,000	3,687,349
JPMorgan Chase & Co., 2%, 8/15/17	2,087,000	2,105,804
JPMorgan Chase & Co., 2.2%, 10/22/19	5,340,000	5,331,355
JPMorgan Chase & Co., FRN, 0.902%, 2/26/16	2,500,000	2,503,465
KeyCorp, 3.75%, 8/13/15	3,850,000	3,852,456
Mizuho Bank Ltd., FRN, 0.731%, 9/25/17 (n)	2,500,000	2,490,765
Morgan Stanley, 2.65%, 1/27/20	3,780,000	3,793,926
Morgan Stanley, FRN, 1.532%, 2/25/16	3,410,000	3,424,141
Morgan Stanley, FRN, 1.034%, 7/23/19	7,840,000	7,787,268
Nordea Bank AB, FRN, 0.737%, 5/13/16 (n)	2,802,000	2,808,027
Nordea Bank AB, FRN, 0.644%, 4/04/17 (n)	2,900,000	2,902,546
PNC Bank N.A., 1.3%, 10/03/16	3,180,000	3,188,567
PNC Bank N.A., 1.15%, 11/01/16	4,550,000	4,551,124
PNC Bank N.A., 1.5%, 10/18/17	3,500,000	3,501,295
PNC Bank N.A., 2.25%, 7/02/19	5,130,000	5,145,544
Royal Bank of Canada, 0.8%, 10/30/15	3,000,000	3,003,174
Royal Bank of Canada, FRN, 0.741%, 9/09/16	2,920,000	2,929,122
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,000,000	1,001,691
Royal Bank of Scotland PLC, 4.375%, 3/16/16	4,880,000	4,977,258
Sumitomo Mitsui Banking Corp., FRN, 0.606%, 7/11/17	6,000,000	5,980,824
Toronto-Dominion Bank, 1.75%, 7/23/18	2,820,000	2,818,643
Wells Fargo & Co., FRN, 0.817%, 7/20/16	3,550,000	3,561,285
Wells Fargo & Co., FRN, 0.539%, 9/08/17	5,020,000	4,994,699
Westpac Banking Corp., 2%, 8/14/17	1,780,000	1,805,872
Westpac Banking Corp., FRN, 0.606%, 5/19/17	5,730,000	5,731,857

		$210,639,794
Medical & Health Technology & Services - 1.9%
Baxter International, Inc., 1.85%, 1/15/17	$2,610,000	$2,630,906
Becton, Dickinson and Co., 1.75%, 11/08/16	2,030,000	2,041,545
Becton, Dickinson and Co., 1.45%, 5/15/17	1,900,000	1,894,522
Becton, Dickinson and Co., 1.8%, 12/15/17	3,810,000	3,795,122
Catholic Health Initiatives, 1.6%, 11/01/17	2,480,000	2,472,944
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	3,000,000	2,986,674
McKesson Corp., 0.95%, 12/04/15	3,090,000	3,090,414
McKesson Corp., 3.25%, 3/01/16	4,190,000	4,245,995
McKesson Corp., FRN, 0.682%, 9/10/15	1,280,000	1,279,924
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	2,960,000	2,990,621

		$27,428,667
Medical Equipment - 0.4%
Medtronic, Inc., 1.5%, 3/15/18 (n)	$3,230,000	$3,228,123
Zimmer Holdings, Inc., 2%, 4/01/18	3,210,000	3,207,214

		$6,435,337
Metals & Mining - 1.5%
Barrick Gold Corp., 2.5%, 5/01/18	$1,770,000	$1,767,849
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	1,307,000	1,370,090
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	4,750,000	4,601,563

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	$1,620,000	$1,510,650
Glencore Funding LLC, 2.125%, 4/16/18 (n)	2,980,000	2,938,837
Glencore Funding LLC, FRN, 1.444%, 5/27/16 (n)	5,690,000	5,690,774
Rio Tinto Finance (USA) Ltd., FRN, 1.123%, 6/17/16	4,020,000	4,025,045

		$21,904,808
Midstream - 1.2%
Energy Transfer Partners LP, 2.5%, 6/15/18	$1,930,000	$1,932,831
EnLink Midstream Partners LP, 2.7%, 4/01/19	2,163,000	2,142,692
Enterprise Products Operating LP, 3.2%, 2/01/16	740,000	747,785
Enterprise Products Operating LP, 6.5%, 1/31/19	1,280,000	1,450,317
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	2,750,000	2,736,055
ONEOK Partners LP, 3.2%, 9/15/18	3,550,000	3,597,591
TransCanada PipeLines Ltd., 1.875%, 1/12/18	2,847,000	2,861,408
TransCanada PipeLines Ltd., FRN, 0.962%, 6/30/16	1,390,000	1,391,680

		$16,860,359
Mortgage-Backed - 1.9%
Fannie Mae, 5.157%, 2/01/16	$316,675	$317,567
Fannie Mae, 5.733%, 7/01/16	1,786,526	1,830,134
Fannie Mae, 6.5%, 9/01/16 - 6/01/17	226,465	233,863
Fannie Mae, 7%, 9/01/16	56,660	57,623
Fannie Mae, 5.5%, 12/01/16 - 2/01/19	509,076	526,323
Fannie Mae, 1.114%, 2/25/17	3,657,917	3,674,250
Fannie Mae, 6%, 3/01/17 - 12/01/17	235,615	242,323
Fannie Mae, 5%, 2/01/18 - 7/01/23	1,664,906	1,778,127
Fannie Mae, 4.5%, 10/01/18 - 3/01/23	1,093,597	1,156,719
Fannie Mae, FRN, 0.436%, 5/25/18	4,032,598	4,037,562
Fannie Mae, FRN, 2.335%, 2/01/33	102,163	105,254
Fannie Mae, FRN, 2.23%, 3/01/33	92,194	94,163
Fannie Mae, FRN, 2.345%, 5/01/33	475,429	505,266
Freddie Mac, 6%, 4/01/16 - 8/01/17	117,470	120,193
Freddie Mac, 1.655%, 11/25/16	281,484	283,722
Freddie Mac, 1.426%, 8/25/17	1,039,000	1,046,642
Freddie Mac, 5.5%, 9/01/17 - 6/01/25	1,039,192	1,124,995
Freddie Mac, 5%, 5/01/18 - 8/01/20	846,010	897,446
Freddie Mac, 2.5%, 7/01/28	9,744,153	9,982,040
Ginnie Mae, FRN, 1.625%, 7/20/32	117,149	121,915

		$28,136,127
Network & Telecom - 3.1%
AT&T, Inc., 0.8%, 12/01/15	$4,010,000	$4,007,542
AT&T, Inc., 2.4%, 8/15/16	2,750,000	2,786,044
AT&T, Inc., 2.45%, 6/30/20	2,100,000	2,065,634
AT&T, Inc., FRN, 0.665%, 2/12/16	2,330,000	2,328,248
AT&T, Inc., FRN, 1.195%, 11/27/18	3,850,000	3,862,332
British Telecommunications PLC, 2.35%, 2/14/19	2,970,000	2,970,496
France Telecom, 2.125%, 9/16/15	1,900,000	1,902,417
Verizon Communications, Inc., 0.7%, 11/02/15	3,210,000	3,209,490
Verizon Communications, Inc., 2%, 11/01/16	2,610,000	2,633,015
Verizon Communications, Inc., 1.35%, 6/09/17	4,000,000	3,996,572
Verizon Communications, Inc., 6.1%, 4/15/18	1,000,000	1,109,828
Verizon Communications, Inc., FRN, 1.816%, 9/15/16	7,500,000	7,586,430
Verizon Communications, Inc., FRN, 1.053%, 6/17/19	6,730,000	6,724,354

		$45,182,402

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.4%
Noble Corp., 3.45%, 8/01/15	$2,270,000	$2,270,000
Transocean, Inc., 5.55%, 12/15/16	3,533,000	3,568,329

		$5,838,329
Other Banks & Diversified Financials - 9.3%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$2,403,000	$2,492,401
American Express Centurion Bank, FRN, 0.727%, 11/13/15	2,750,000	2,752,250
Banco Santander Chile, FRN, 1.186%, 4/11/17 (n)	3,830,000	3,811,681
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.732%, 2/26/16 (n)	2,100,000	2,101,495
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.891%, 9/09/16 (n)	6,220,000	6,231,221
Banque Federative du Credit Mutuel, FRN, 1.144%, 10/28/16 (n)	2,780,000	2,792,538
Banque Federative du Credit Mutuel, FRN, 1.137%, 1/20/17 (n)	4,860,000	4,888,251
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (n)	4,530,000	4,542,236
BPCE S.A., 1.625%, 1/26/18	4,410,000	4,406,842
Capital One Bank (USA) N.A., FRN, 0.959%, 2/05/18	4,420,000	4,421,092
Capital One Financial Corp., 2.45%, 4/24/19	1,880,000	1,879,585
Capital One Financial Corp., FRN, 0.92%, 11/06/15	2,000,000	2,001,716
Citigroup, Inc., FRN, 1.054%, 4/08/19	9,150,000	9,129,138
Discover Bank, 3.1%, 6/04/20	3,205,000	3,220,884
Fifth Third Bancorp, 1.35%, 6/01/17	8,500,000	8,490,846
Fifth Third Bancorp, 2.3%, 3/01/19	1,859,000	1,859,573
First Republic Bank, 2.375%, 6/17/19	1,333,000	1,332,512
Groupe BPCE S.A., 2.5%, 12/10/18	2,520,000	2,559,987
Groupe BPCE S.A., FRN, 1.545%, 4/25/16	6,800,000	6,841,154
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	3,600,000	3,627,904
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	1,950,000	1,957,630
Lloyds Bank PLC, 1.75%, 5/14/18	2,040,000	2,038,429
Lloyds Bank PLC, 2.3%, 11/27/18	1,700,000	1,720,259
Macquarie Bank Ltd., 5%, 2/22/17 (n)	6,790,000	7,146,618
Macquarie Bank Ltd., FRN, 0.925%, 10/27/17 (n)	3,790,000	3,784,391
Rabobank Nederland N.V., 3.375%, 1/19/17	3,967,000	4,091,127
Rabobank Nederland N.V., FRN, 0.766%, 3/18/16	1,990,000	1,994,559
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	2,500,000	2,494,038
Svenska Handelsbanken AB, 2.875%, 4/04/17	3,548,000	3,647,475
Svenska Handelsbanken AB, FRN, 0.731%, 3/21/16	1,000,000	1,002,041
Svenska Handelsbanken AB, FRN, 0.751%, 9/23/16	4,500,000	4,511,349
Swedbank AB, 2.125%, 9/29/17 (n)	10,851,000	10,959,998
Synchrony Financial, 1.875%, 8/15/17	2,830,000	2,829,728
UBS AG, FRN, 0.655%, 8/14/17	6,250,000	6,234,837
Union Bank, 3%, 6/06/16	1,910,000	1,942,984

		$135,738,769
Pharmaceuticals - 3.3%
AbbVie, Inc., 1.8%, 5/14/18	$5,760,000	$5,744,287
AbbVie, Inc., FRN, 1.04%, 11/06/15	4,440,000	4,445,377
Actavis Funding SCS, 2.35%, 3/12/18	4,615,000	4,629,219
Amgen, Inc., 2.3%, 6/15/16	3,570,000	3,609,959
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	4,000,000	4,009,436
Bristol-Myers Squibb Co., 0.875%, 8/01/17	3,507,000	3,490,692
Celgene Corp., 2.45%, 10/15/15	5,312,000	5,327,909
EMD Finance LLC, 1.7%, 3/19/18 (n)	5,140,000	5,144,297
Mylan, Inc., 1.8%, 6/24/16	2,710,000	2,720,718
Mylan, Inc., 1.35%, 11/29/16	1,785,000	1,773,105
Sanofi, 1.25%, 4/10/18	5,060,000	5,039,315

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	$2,240,000	$2,239,203

		$48,173,517
Printing & Publishing - 0.2%
Thomson Reuters Corp., 0.875%, 5/23/16	$3,530,000	$3,525,277

Real Estate - Apartment - 0.2%
ERP Operating, REIT, 5.125%, 3/15/16	$2,738,000	$2,803,290

Real Estate - Healthcare - 0.3%
Health Care REIT, Inc., 2.25%, 3/15/18	$1,686,000	$1,695,362
Ventas Realty LP, REIT, 1.55%, 9/26/16	2,160,000	2,167,609

		$3,862,971
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/17	$2,000,000	$2,007,166
Vornado Realty LP, REIT, 2.5%, 6/30/19	2,848,000	2,847,231

		$4,854,397
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$1,935,000	$1,931,449
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	2,730,000	2,733,137

		$4,664,586
Retailers - 0.7%
Dollar General Corp., 1.875%, 4/15/18	$660,000	$655,942
Target Corp., 2.3%, 6/26/19	4,110,000	4,180,733
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	2,900,000	2,946,200
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	2,068,000	2,068,660

		$9,851,535
Specialty Chemicals - 0.2%
Ecolab, Inc., 1%, 8/09/15	$2,520,000	$2,519,657

Supermarkets - 0.1%
Woolworths Ltd., 2.55%, 9/22/15 (n)	$1,900,000	$1,904,587

Supranational - 1.2%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$4,530,000	$4,520,940
Corporacion Andina de Fomento, 1.5%, 8/08/17	4,500,000	4,490,919
Corporacion Andina de Fomento, FRN, 0.844%, 1/29/18	1,190,000	1,194,839
International Bank for Reconstruction and Development, 0.5%, 4/15/16	6,860,000	6,865,200

		$17,071,898
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$1,564,000	$1,584,176
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	2,840,000	2,820,265
SBA Tower Trust, 2.898%, 10/15/44 (n)	4,150,000	4,156,175

		$8,560,616
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$3,070,000	$3,284,900

Tobacco - 0.9%
Imperial Tobacco Finance PLC, 2.05%, 7/20/18 (z)	$4,696,000	$4,692,159
Reynolds American, Inc., 3.5%, 8/04/16 (z)	2,590,000	2,642,541

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - continued
Reynolds American, Inc., 1.05%, 10/30/15	$2,650,000	$2,651,564
Reynolds American, Inc., 2.3%, 6/12/18	3,640,000	3,672,309

		$13,658,573
Transportation - Services - 0.6%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$2,408,000	$2,459,758
TTX Co., 2.6%, 6/15/20 (n)	5,870,000	5,887,774

		$8,347,532
U.S. Government Agencies and Equivalents - 1.0%
Aid-Ukraine, 1.844%, 5/16/19	$1,226,000	$1,234,446
Aid-Ukraine, 1.847%, 5/29/20	3,300,000	3,326,133
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	4,500,000	4,563,815
Private Export Funding Corp., 1.875%, 7/15/18	5,240,000	5,320,361
Small Business Administration, 5.1%, 1/01/16	65,300	66,158
Small Business Administration, 5.46%, 3/01/16	113,244	114,580
Small Business Administration, 5.68%, 5/01/16	86,658	88,025
Small Business Administration, 5.94%, 7/01/16	21,557	21,986
Small Business Administration, 5.37%, 9/01/16	83,343	84,663

		$14,820,167
U.S. Treasury Obligations - 0.9%
U.S. Treasury Notes, 3%, 8/31/16	$13,000,000	$13,362,583

Utilities - Electric Power - 2.4%
American Electric Power Co., Inc., 1.65%, 12/15/17	$2,570,000	$2,567,628
Dominion Resources, Inc., 2.5%, 12/01/19	7,000,000	7,022,456
Duke Energy Corp., 1.625%, 8/15/17	1,410,000	1,415,262
Duke Energy Corp., FRN, 0.664%, 4/03/17	1,800,000	1,796,530
Duke Energy Indiana, Inc., FRN, 0.636%, 7/11/16	1,760,000	1,760,722
Enel Finance International S.A., 6.25%, 9/15/17 (n)	670,000	731,897
Eversource Energy, 1.6%, 1/15/18	2,370,000	2,381,388
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	950,000	950,467
PG&E Corp., 2.4%, 3/01/19	3,378,000	3,390,732
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	4,710,000	4,791,963
PSEG Power LLC, 2.75%, 9/15/16	2,570,000	2,617,545
Southern Co., 2.375%, 9/15/15	2,530,000	2,534,787
Southern Co., 2.45%, 9/01/18	2,700,000	2,751,357

		$34,712,734
Total Bonds		$1,430,291,895

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	18,793,029	$18,793,029
Total Investments		$1,449,084,924

Other Assets, Less Liabilities - 0.4%		6,140,559
Net Assets - 100.0%		$1,455,225,483

(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $495,408,535 representing 34.0% of net assets.
(q)	Interest received was less than stated coupon rate.

11

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.512%, 1/18/21	6/24/14	$1,489,153	$1,476,877
Bayview Commercial Asset Trust, FRN, 0.501%, 8/25/35	6/09/05	733,086	661,307
Bayview Commercial Asset Trust, FRN, 0.461%, 4/25/36	2/23/06	635,614	567,582
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06	236,639	—
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.789%, 12/28/40	3/01/06	779,256	483,356
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17	4/08/15	6,529,805	6,532,919
Commercial Mortgage Asset Trust, FRN, 0.487%, 1/17/32	8/25/03	31,265	9,890
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19	7/07/15	3,745,850	3,799,620
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18	5/19/15	3,617,991	3,614,530
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21	4/08/15	2,459,406	2,456,206
Imperial Tobacco Finance PLC, 2.05%, 7/20/18	7/15/15	4,674,142	4,692,159
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.624%, 5/15/21	4/08/15	2,763,475	2,771,987
Morgan Stanley Capital I, Inc., FRN, 1.452%, 3/15/31	6/10/03	7,435	3
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19	7/22/15	6,560,221	6,562,794
Reynolds American, Inc., 3.5%, 8/04/16	8/01/11	2,588,572	2,642,541
Total Restricted Securities			$36,271,771
% of Net assets			2.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$28,182,750	$—	$28,182,750
Non-U.S. Sovereign Debt	—	100,992,504	—	100,992,504
U.S. Corporate Bonds	—	639,956,423	—	639,956,423
Residential Mortgage-Backed Securities	—	40,184,484	—	40,184,484
Commercial Mortgage-Backed Securities	—	12,087,028	—	12,087,028
Asset-Backed Securities (including CDOs)	—	183,969,244	—	183,969,244
Foreign Bonds	—	424,919,462	—	424,919,462
Mutual Funds	18,793,029	—	—	18,793,029
Total Investments	$18,793,029	$1,430,291,895	$—	$1,449,084,924

For further information regarding security characteristics, see the Portfolio of Investments.

13

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,456,563,639
Gross unrealized appreciation	5,693,422
Gross unrealized depreciation	(13,172,137)
Net unrealized appreciation (depreciation)	$(7,478,715)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,715,193	114,214,971	(106,137,135)	18,793,029

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,953	$18,793,029

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2015, are as follows:

United States	63.3%
United Kingdom	5.0%
France	3.7%
Netherlands	3.5%
Australia	3.2%
Sweden	3.0%
Japan	3.0%
Germany	2.8%
Canada	2.3%
Other Countries	10.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

14

QUARTERLY REPORT

July 31, 2015

MFS® MUNICIPAL LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.5%
Alabama - 0.8%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 6/01/18	$2,335,000	$2,578,037
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/17	1,815,000	1,932,249
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/18	1,000,000	1,086,070
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/19	1,615,000	1,780,586
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 9/01/15	230,000	230,846
Alabama State Industrial Development Authority, Solid Water Disposal Rev. (Pine City Fiber Company Project), 6.45%, 12/01/23	250,000	251,008
Auburn University, General Fee Rev., “A”, 5%, 6/01/21	2,170,000	2,560,904
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 6/01/34 (Put Date 3/20/17)	1,000,000	1,010,160
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 12/01/16	1,810,000	1,880,192

		$13,310,052
Alaska - 0.3%
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/21	$4,000,000	$4,584,280

Arizona - 1.4%
Arizona Board of Regents (Arizona State University), “A”, 4%, 7/01/17	$300,000	$318,933
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 1.87%, 2/01/48 (Put Date 2/05/20)	3,000,000	3,071,940
Chandler, AZ, 5%, 7/01/22	1,000,000	1,112,860
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “C”, 1.75%, 5/01/29 (Put Date 5/30/18)	5,000,000	4,956,300
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “A”, 0.45%, 6/01/34 (Put Date 11/17/15)	2,105,000	2,104,453
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/21	1,260,000	1,531,215
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 4%, 7/01/25	1,240,000	1,256,207
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 3%, 7/01/20	1,100,000	1,103,487
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 3%, 7/01/20	585,000	571,019
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/16	400,000	414,052
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/17	375,000	397,845
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/18	525,000	566,916
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 6/01/27 (Put Date 6/01/18)	3,000,000	3,084,690
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/28	1,280,000	1,277,440

		$21,767,357
Arkansas - 0.8%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/20	$355,000	$398,076
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/21	465,000	524,576
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/22	380,000	428,902
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/21	5,000,000	5,933,200
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/21	3,250,000	3,331,608
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/22	300,000	349,500
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/23	1,665,000	1,955,443

		$12,921,305
California - 10.0%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/18	$3,510,000	$3,909,508
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/19	3,000,000	3,333,150
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/19	1,000,000	1,132,250
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/20	1,250,000	1,437,163
California Educational Facilities Authority Rev. (Pitzer College), 5%, 4/01/16	1,395,000	1,437,436
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/17	250,000	265,643
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/18	400,000	433,260
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/22	500,000	583,765
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 10/01/21	500,000	589,860

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/16	$570,000	$594,539
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/17	1,100,000	1,180,498
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/43 (Put Date 10/15/19)	2,750,000	3,183,648
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/43 (Put Date 10/15/20)	2,400,000	2,828,016
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	9,900,000	10,179,675
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/18	650,000	712,355
California Municipal Finance Authority, Solid Waste Rev. (Republic Services, Inc. Project), 0.43%, 9/01/21	4,470,000	4,470,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	135,000	144,599
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 6/01/23 (Put Date 12/01/17)	3,045,000	3,261,500
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/15	1,000,000	1,009,570
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/16	3,840,000	4,013,760
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/17	415,000	454,496
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/18	485,000	547,036
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (State Prison - Lassen County, Susanville), “I”, 5%, 6/01/16	5,000,000	5,197,900
California Public Works Board Lease Rev., Department of Public Health (Richmond Laboratory), “J”, 4%, 11/01/15	1,000,000	1,009,570
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/23	1,245,000	1,268,680
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/21	750,000	778,808
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/22	1,120,000	1,152,032
California State University Rev., “A”, 5%, 11/01/22	5,000,000	6,062,550
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 11/01/29 (Put Date 5/01/17)	1,500,000	1,615,365
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	1,640,000	1,672,488
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,105,000	1,124,282
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	125,000	125,338
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 7/01/18	3,500,000	3,503,745
Concord, CA, Redevelopment Agency (Successor Agency Tax Allocation), BAM, 4%, 3/01/16	1,270,000	1,297,140
Contra Costa, CA, Transportation Authority Sales Tax Rev., FRN, 0.496%, 3/01/34 (Put Date 12/12/15)	2,500,000	2,500,100
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 9/01/15	530,000	530,694
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 3%, 9/01/16	605,000	619,139
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/18	400,000	429,716
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/21	450,000	522,383
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/22	450,000	524,084
Hollister, CA, Redevelopment Agency Successor (Hollister Community Development Project), BAM, 5%, 10/01/22	350,000	417,774
Hollister, CA, Redevelopment Agency Successor (Hollister Community Development Project), BAM, 5%, 10/01/23	1,290,000	1,545,291
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/19	475,000	537,301
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/20	550,000	629,926
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/16	555,000	563,203
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/17	575,000	589,812
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/18	235,000	248,952
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/19	565,000	605,714
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/21	310,000	350,529
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/20	930,000	1,055,438
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 8/01/18	500,000	560,010
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	1,865,000	2,177,313
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	1,865,000	2,179,999
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	340,000	343,006
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	845,000	850,822
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/20	5,000,000	5,919,350
Los Angeles, CA, Community College District, “E”, AGM, 5%, 8/01/22	1,000,000	1,047,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Los Angeles, CA, Community Facilities Rev., District No. 4 (Playa Vista - Phase 1), 5%, 9/01/21	$1,100,000	$1,268,795
Los Angeles, CA, Community Facilities Rev., District No. 4 (Playa Vista - Phase 1), 5%, 9/01/22	575,000	668,041
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/19	1,000,000	1,149,100
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/17	350,000	370,409
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/18	2,450,000	2,497,285
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/18	310,000	337,587
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/19	2,575,000	2,624,698
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/20	2,705,000	2,756,855
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/21	750,000	868,148
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/22	800,000	931,416
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/20	1,200,000	1,405,428
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/21	1,000,000	1,182,740
Riverside, CA, Unified School District Financing Authority, Special Tax Rev., BAM, 5%, 9/01/21	285,000	334,091
Riverside, CA, Unified School District Financing Authority, Special Tax Rev., BAM, 5%, 9/01/22	215,000	253,147
Riverside, CA, Unified School District Financing Authority, Special Tax Rev., BAM, 5%, 9/01/23	250,000	295,548
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 9/01/17	1,140,000	1,182,066
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/18	1,210,000	1,302,928
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/19	1,300,000	1,421,550
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/20	1,750,000	2,063,688
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/20	750,000	876,390
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/21	1,200,000	1,413,804
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/22	1,500,000	1,785,135
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/23	1,100,000	1,319,604
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/20	500,000	575,475
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	3,820,000	3,856,710
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 4/01/45 (Put Date 8/01/17)	2,500,000	2,526,475
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/47 (Put Date 4/01/19)	3,090,000	3,145,435
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	1,000,000	1,167,310
San Francisco, CA, Redevelopment Successor Agency Tax Allocation (Mission Bay South Redevelopment), 5%, 8/01/17	300,000	322,614
San Francisco, CA, Redevelopment Successor Agency Tax Allocation (Mission Bay South Redevelopment) , 4%, 8/01/15	420,000	420,000
San Jose, CA, Airport Rev., “A”, 5%, 3/01/22	1,285,000	1,487,246
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/20	1,000,000	1,161,050
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 4%, 9/01/16	820,000	850,537
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/17	575,000	623,450
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/18	600,000	668,412
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/19	625,000	713,350
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/20	985,000	1,142,964
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/21	1,350,000	1,580,567
Southern California Metropolitan Water District Rev., “E-3”, 3.5%, 7/01/37 (Put Date 10/01/16)	4,000,000	4,115,360
State of California, 5%, 4/01/17	7,000,000	7,514,850
University of California, “AK”, 5%, 5/15/48 (Put Date 5/15/23)	5,000,000	6,023,100

		$161,460,759
Colorado - 1.0%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/28	$2,440,000	$2,619,852
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/18	100,000	103,756
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/19	155,000	166,992
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 7/15/17	175,000	177,084
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/22	1,460,000	1,493,419
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/18	300,000	317,946
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/20	310,000	334,118
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/22	545,000	584,153
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/21	55,000	60,840
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/21	1,160,000	1,310,881
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/22	1,750,000	1,968,873

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	$2,120,000	$2,384,470
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/16	1,000,000	1,057,040
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 11/15/17	1,250,000	1,334,425
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/18	300,000	337,350
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/19	445,000	512,355
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/21	1,500,000	1,769,805

		$16,533,359
Connecticut - 0.6%
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “T-2”, 0.6%, 7/01/29 (Put Date 2/01/17)	$10,000,000	$9,940,100

Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project) , 4%, 9/01/24	$215,000	$219,433

District of Columbia - 0.0%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	$50,000	$49,885

Florida - 3.8%
Broward County, FL, Airport System Rev., “Q-1”, 3%, 10/01/15	$550,000	$552,657
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/15	1,000,000	1,008,170
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/16	150,000	156,197
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/16	850,000	894,991
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/17	250,000	266,923
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/17	700,000	762,377
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/22	105,000	105,058
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/20	370,000	419,883
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/21	575,000	656,846
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/22	480,000	548,914
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/23	635,000	729,869
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/24	535,000	615,079
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/25	615,000	706,672
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	4,000,000	4,519,560
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	1,435,000	1,650,508
Florida Department Management Services Rev. “A”, AGM, 5.25%, 9/01/15	1,875,000	1,882,931
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/21	1,300,000	1,465,412
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/22	600,000	679,074
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/19 (Prerefunded 10/01/17)	275,000	247,283
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/23 (Prerefunded 10/01/17)	215,000	155,765
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/24 (Prerefunded 10/01/17)	150,000	102,635
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/19	2,365,000	2,706,293
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/20	1,330,000	1,535,485
Florida State Board of Education, Lottery Rev., “A”, 5%, 7/01/18	7,780,000	8,681,858
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 4%, 11/15/16	200,000	208,340
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 4%, 11/15/17	125,000	133,060
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 4%, 11/15/18	100,000	108,059
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/19	150,000	169,557
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/20	300,000	341,757
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/21	200,000	228,036
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/23	400,000	456,772
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/24	400,000	458,136
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/18	2,000,000	2,222,220
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/19	1,875,000	2,128,481
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/20	1,750,000	2,009,893
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/24	380,000	421,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 7/01/17	$1,500,000	$1,621,380
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/18	1,600,000	1,720,160
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/20	1,730,000	1,986,870
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/21	1,825,000	2,108,824
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/22	1,810,000	2,085,862
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/20	600,000	683,922
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/21	1,200,000	1,374,096
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/15	1,135,000	1,143,422
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/16	1,030,000	1,062,867
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/15	400,000	402,144
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/16	390,000	403,346
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/17	870,000	915,501
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 8/15/21	290,000	314,244
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 4%, 7/01/16	265,000	272,828
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/19	500,000	559,435
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/18	200,000	219,660
Tampa, FL, Solid Waste System Rev., 5%, 10/01/21	1,000,000	1,154,370
Tampa, FL, Solid Waste System Rev., “A”, 5%, 10/01/20	3,000,000	3,441,180

		$61,406,837
Georgia - 2.7%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 1/01/18	$2,000,000	$2,198,620
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/18	700,000	769,517
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/20	400,000	462,016
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle), 5th Series, 1.8%, 10/01/32 (Put Date 4/03/18)	2,500,000	2,526,725
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/21	1,000,000	1,174,000
Fulton County, GA, “A”, 3%, 7/01/17	2,515,000	2,623,447
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/19	5,000,000	5,731,400
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/21	5,030,000	5,908,188
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FRN, 0.97%, 8/15/35 (Put Date 2/18/20)	2,500,000	2,475,250
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/16	1,340,000	1,371,115
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 9/15/16	1,045,000	1,089,736
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	8,170,000	9,334,225
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/21	1,750,000	2,058,945
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/23	1,750,000	2,041,638
Gwinnett County, GA, School District, 5%, 2/01/21	790,000	935,660
Main Street National Gas, Inc. (Gas Project Rev.), “A”, 5%, 3/15/19	2,000,000	2,240,600
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Scherer Project), 2%, 7/01/25 (Put Date 6/13/19)	1,035,000	1,046,095

		$43,987,177
Guam - 0.3%
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	$955,000	$1,004,393
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	1,080,000	1,167,458
Guam International Airport Authority Rev., “C”, 4%, 10/01/15	500,000	502,830
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	255,000	265,583
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	420,000	450,374
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/21	1,500,000	1,754,595

		$5,145,233
Hawaii - 0.7%
State of Hawaii, “EE”, 5%, 11/01/20	$9,000,000	$10,611,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - 5.8%
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/23	$420,000	$421,378
Chicago, IL, “A”, AGM, 5%, 1/01/22	360,000	361,375
Chicago, IL, “A”, AGM, 5%, 1/01/22	3,420,000	3,483,373
Chicago, IL, “A”, AGM, 5%, 1/01/23	2,185,000	2,225,488
Chicago, IL, “A”, AGM, 5%, 1/01/27	150,000	151,814
Chicago, IL, “B”, AGM, 5%, 1/01/23	380,000	381,452
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 1/01/19	5,375,000	5,395,694
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 1/01/20	5,640,000	5,661,658
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 1/01/16	7,460,000	7,570,706
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/21	3,375,000	3,774,870
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/22	1,500,000	1,668,225
Illinois Educational Facilities Authority Rev. (The Art Institute of Chicago), “A”, 4.3%, 3/01/30 (Put Date 3/01/16)	500,000	510,155
Illinois Finance Authority Rev., 5%, 7/01/17	930,000	1,005,628
Illinois Finance Authority Rev. (DePaul University), 5%, 10/01/20	3,330,000	3,846,716
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/20	5,000	5,888
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.7%, 5/15/16	375,000	377,051
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.95%, 5/15/17	940,000	950,218
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 5/15/18	1,405,000	1,427,691
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/23	1,000,000	1,006,610
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 4/01/16	1,000,000	1,011,470
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/17	2,000,000	2,027,580
Illinois Finance Authority Rev. (Resurrection Health), ASSD GTY, 5%, 5/15/24	5,000,000	5,386,750
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/19	570,000	622,588
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/21 (Prerefunded 8/15/19)	1,160,000	1,334,220
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/21	1,000,000	1,127,770
Illinois Finance Authority Rev. (University of Chicago), “B”, ETM, 5%, 7/01/17	70,000	75,706
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/17	2,165,000	2,300,118
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/18	1,200,000	1,317,948
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/19	1,000,000	1,131,860
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	355,000	410,050
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	7,190,000	7,532,388
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/18	6,000,000	6,745,440
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/21	3,230,000	2,924,927
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded, 0%, 1/01/21	4,215,000	3,610,190
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 6/15/18	7,090,000	6,744,221
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/15	410,000	411,283
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/16	400,000	406,788
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/18	620,000	634,217
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/20	500,000	530,760
Romeoville, IL, Rev. (Lewis University Project), 4%, 10/01/17	365,000	384,093
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/19	475,000	530,167
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/20	520,000	586,654
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/22	500,000	565,325
Romeoville, IL, Rev. (Lewis University Project), 3%, 10/01/15	250,000	250,980
State of Illinois, AGM, 5%, 1/01/16	2,750,000	2,797,108
State of Illinois, NATL, 5%, 1/01/19	800,000	811,504
Will County, IL, Forest Preservation District, 5%, 12/15/19	1,250,000	1,444,088

		$93,882,183
Indiana - 2.5%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/16	$270,000	$282,911
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 10/15/17	1,350,000	1,457,001
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/21	1,000,000	1,164,000
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 1/01/16	1,000,000	1,018,160
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/22	1,000,000	1,147,060

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	$6,195,000	$6,516,087
Indiana Finance Authority Rev., “A”, 5%, 2/01/17	3,700,000	3,947,419
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/19	335,000	384,151
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/22	5,000,000	5,132,600
Indiana Health Facility Financing Authority Rev. (Ascension Health), “A-5”, 2%, 11/01/27 (Put Date 8/01/17)	1,580,000	1,616,103
Indiana University Rev., “A”, 5%, 6/01/20	1,000,000	1,170,340
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 4/01/18	515,000	546,925
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/19	525,000	548,205
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/20	1,690,000	1,912,776
Rockport, IN, Pollution Control Rev. (Indiana Michigan Power Company Project), “A”, 1.75%, 6/01/25 (Put Date 6/01/18)	2,000,000	2,008,800
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/19	3,000,000	3,204,600
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 10/01/16	1,000,000	1,038,440
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/24	1,500,000	1,713,075
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc.), 1.85%, 6/01/44 (Put Date 10/01/19)	5,000,000	5,009,500

		$39,818,153
Iowa - 0.5%
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 7/01/17	$3,000,000	$3,227,820
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	1,400,000	1,465,380
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	3,770,000	3,945,569

		$8,638,769
Kansas - 0.6%
Coffeyville, KS, Electric Utility System Rev. “B”, 5%, 6/01/21	$1,200,000	$1,334,496
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/24	1,300,000	1,444,924
Johnson County, KS, Unified School District, General Obligation, “A”, 4%, 10/01/16	3,650,000	3,804,286
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	1,995,000	1,454,335
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/19	1,000,000	1,143,220

		$9,181,261
Kentucky - 1.4%
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/18	$1,000,000	$1,107,690
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/16	2,000,000	2,071,460
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/20	5,000,000	5,778,400
Kentucky Public Transportation Infrastructure Authority Rev. (Downtown Crossing Project), Subordinate Toll Rev., “A”, 5%, 7/01/17	4,465,000	4,805,858
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/16	4,000,000	4,173,480
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 6/01/33 (Put Date 6/01/17)	2,000,000	1,997,100
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 10/01/33 (Put Date 4/03/17)	2,700,000	2,725,839

		$22,659,827
Louisiana - 1.9%
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Company Project), 1.6%, 1/01/19	$2,500,000	$2,504,625
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/21	1,460,000	1,686,680
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/22	1,165,000	1,356,235
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 5/01/18	2,525,000	2,806,058
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 11/01/15	2,000,000	2,012,480
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/20	335,000	387,361
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/21	420,000	489,602
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/22	250,000	293,988
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/23	2,160,000	2,517,502
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/24	1,600,000	1,850,592

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Louisiana - continued
New Orleans, LA, 5%, 12/01/19	$4,000,000	$4,525,200
New Orleans, LA, Sewerage Service Rev., 4%, 6/01/16	1,000,000	1,027,960
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/17	500,000	536,125
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/18	500,000	550,650
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/19	675,000	761,373
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/20	550,000	630,949
New Orleans, LA, Water Rev., 5%, 12/01/17	1,000,000	1,084,740
New Orleans, LA, Water Rev., 5%, 12/01/18	400,000	444,996
New Orleans, LA, Water Rev., 5%, 12/01/19	700,000	794,409
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	4,335,000	4,706,379

		$30,967,904
Maine - 0.8%
Portland, ME, General Airport Rev., 4%, 7/01/18	$440,000	$470,360
Portland, ME, General Airport Rev., 4%, 7/01/20	200,000	217,370
Portland, ME, General Airport Rev., 5%, 7/01/22	300,000	342,558
State of Maine, “B”, 5%, 6/01/20	10,605,000	12,411,456

		$13,441,744
Maryland - 2.9%
Baltimore County, MD, Consolidated Public Improvement Rev., “B”, 5%, 8/01/23	$5,800,000	$7,068,924
Maryland Department of Housing & Community Development, “A”, 3.875%, 9/01/16	1,575,000	1,631,527
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/36	4,125,000	4,450,710
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/25 (Put Date 6/01/20)	2,710,000	2,709,946
State of Maryland, “B”, 5%, 3/15/17	10,000,000	10,722,300
State of Maryland, “B”, 4.5%, 8/01/17	10,000,000	10,769,300
State of Maryland, “C”, 4%, 11/01/15	1,000,000	1,009,710
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/22	1,000,000	1,204,900
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/21	5,500,000	6,549,345

		$46,116,662
Massachusetts - 4.6%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 4/01/17	$1,770,000	$1,886,873
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 9/01/22 (Prerefunded 9/01/15)	5,000,000	5,020,250
Commonwealth of Massachusetts Consolidated Loan, “D”, FRN, 0.45%, 1/01/18	1,500,000	1,493,850
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/21	6,185,000	7,355,016
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/17	1,000,000	1,061,680
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/19	5,000,000	5,630,550
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/21	585,000	663,723
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/22	585,000	666,362
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/23	440,000	493,143
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/24	1,065,000	1,196,251
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 7/01/35 (Put Date 1/14/16)	2,000,000	2,024,320
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/18	1,485,000	1,621,085
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/19	1,605,000	1,787,970
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2/15/36 (Put Date 2/16/16)	3,000,000	3,044,370
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 10/01/17	1,160,000	1,211,701
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	220,000	257,862
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 1/01/17	2,800,000	2,980,068
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 7/01/19	1,235,000	1,357,907
Massachusetts Educational Financing Authority Rev., “J”, 5%, 7/01/20	4,400,000	4,910,268
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/18	1,085,000	1,183,529
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 5%, 1/01/21	5,500,000	6,139,265

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 10/15/16	$1,115,000	$1,164,428
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/29	815,000	848,994
Massachusetts School Building Authority, Senior Dedicated Sals Tax Rev., “A”, 5%, 8/15/22	8,405,000	10,063,811
Massachusetts Water Resources Authority, “A”, 4%, 8/01/17	5,855,000	6,245,060
State of Massachusetts, “C”, 5.25%, 8/01/22 (Prerefunded 8/01/17)	4,085,000	4,454,202

		$74,762,538
Michigan - 4.1%
Central Michigan University Rev., 5%, 10/01/17	$1,760,000	$1,917,045
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/22	3,000,000	3,138,210
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	3,735,000	3,882,159
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	730,000	748,308
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	95,000	97,042
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “A”, 5%, 1/01/16	4,600,000	4,693,472
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/20	9,000,000	10,280,520
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/22	5,000,000	5,215,650
Michigan Finance Authority State Aid Rev. (School District of the City of Detroit), 2.85%, 8/20/15	1,610,000	1,610,918
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-6”, 5%, 7/01/16	3,500,000	3,626,735
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/19	1,000,000	1,116,460
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/20	1,500,000	1,687,635
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/21	1,000,000	1,127,920
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/20	1,500,000	1,702,545
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/21	3,500,000	3,989,825
Michigan Hospital Finance Authority Rev. (Ascension Health Senior Credit Group), “F-3”, 1.4%, 11/15/47 (Put Date 6/29/18)	6,000,000	6,034,440
Michigan Housing Development Authority Rev. (Parkway Meadows Project), 4.2%, 10/15/18	5,045,000	5,105,944
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	1,000,000	1,172,520
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	3,720,000	3,995,243
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/21	2,460,000	2,856,208
State of Michigan, 5%, 11/15/18	1,000,000	1,128,830
State of Michigan, 5%, 11/15/19	1,000,000	1,154,190

		$66,281,819
Minnesota - 2.4%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/20	$1,750,000	$1,994,703
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/21	2,000,000	2,297,660
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/22	1,505,000	1,741,240
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/19	9,215,000	10,491,830
State of Minnesota, “B”, 5%, 8/01/21	5,000,000	5,964,200
State of Minnesota, “H”, 5%, 11/01/16	3,000,000	3,172,890
State of Minnesota, “H”, 5%, 11/01/17	2,600,000	2,847,650
State of Minnesota, Trunk Highway Bonds, General Obligation, “B”, 5%, 8/01/15	10,000,000	10,000,000

		$38,510,173
Mississippi - 0.7%
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 8/01/15	$1,000,000	$1,000,000
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/21	1,685,000	1,968,703
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	7,000,000	7,942,970

		$10,911,673
Missouri - 1.0%
Missouri Environmental Improvement & Energy Resources Authority Rev. (Kansas City Power & Light Co. Project), 1.25%, 7/01/17	$2,000,000	$2,019,180
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 3%, 10/01/16	315,000	323,382
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/17	650,000	689,806
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/18	675,000	729,817

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 2%, 10/01/15	$200,000	$200,538
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/20	535,000	580,940
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/21	565,000	642,676
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/22	550,000	626,731
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 3%, 5/01/16	360,000	365,872
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/17	400,000	425,332
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/18	400,000	436,028
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/19	450,000	500,198
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 3/01/37	55,000	55,638
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/40	1,415,000	1,537,015
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/18	1,500,000	1,505,925
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/19	5,000,000	5,802,000

		$16,441,078
Nebraska - 0.9%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$2,345,000	$2,614,417
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/20	1,710,000	1,896,458
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/21	2,000,000	2,248,060
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/44	1,360,000	1,404,676
Nebraska Public Power District Rev., “C”, NATL, 5%, 1/01/18 (Prerefunded 1/01/16)	575,000	586,540
Nebraska Public Power District Rev., Unrefunded, “C”, NATL, 5%, 1/01/18	5,360,000	5,467,790

		$14,217,941
Nevada - 0.5%
Clark County, NV, School District, 5%, 6/15/17	$2,845,000	$3,068,475
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 12/01/26 (Put Date 6/01/18)	1,950,000	2,126,241
Nevada Unemployment Compensation Rev., 5%, 12/01/17	2,500,000	2,744,750

		$7,939,466
New Jersey - 3.1%
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 4%, 11/01/16	$500,000	$511,085
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/18	1,000,000	1,063,140
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/20	1,000,000	1,077,670
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/21	2,465,000	2,644,058
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/24	1,000,000	1,142,060
New Jersey Economic Development Authority Rev., 5%, 6/15/18	4,000,000	4,307,720
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/21	95,000	105,536
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/22	560,000	622,502
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/23	640,000	710,598
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/20	500,000	567,765
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/21	300,000	339,636
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/21	425,000	485,979
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,135,000	1,187,585
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	1,710,000	1,867,970
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 7/01/16	1,000,000	1,037,340
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/16	865,000	898,432
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/17	700,000	749,693
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/29	2,930,000	2,936,534
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	11,960,000	11,964,904
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	21,795,000	5,464,660

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	$290,000	$69,008
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/18	2,500,000	2,692,950
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/17	775,000	814,316
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/18	2,250,000	2,405,318
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 6/01/19	3,580,000	4,022,202

		$49,688,661
New Mexico - 1.5%
Farmington, NM, Pollution Control Rev. (El Paso Electric Company Four Corners Project), “A”, 1.875%, 6/01/32 (Put Date 9/01/17)	$2,500,000	$2,512,650
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 6/01/40 (Put Date 6/01/17)	2,000,000	2,107,000
New Mexico Educational Assistance Foundation, “A-1”, 5%, 12/01/19	2,000,000	2,307,560
New Mexico Educational Assistance Foundation, “A-1”, 4%, 12/01/20	1,500,000	1,678,455
New Mexico Educational Assistance Foundation, “B”, 4%, 9/01/15	3,000,000	3,009,630
New Mexico Finance Authority State Transportation Rev., 5%, 6/15/18	2,000,000	2,233,760
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/39 (Put Date 8/01/19)	9,315,000	10,550,169

		$24,399,224
New York - 6.3%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/20	$145,000	$165,491
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/22	385,000	443,016
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/24	190,000	220,178
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/25	145,000	167,896
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/20	1,635,000	1,680,012
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/22	1,140,000	1,309,746
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 3/01/17	430,000	454,562
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 4%, 7/01/18	800,000	859,712
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/20	1,000,000	1,145,870
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/21	200,000	226,696
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/22	250,000	283,190
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/23	545,000	621,507
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 10/01/17	2,000,000	2,181,860
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 8/15/22	1,000,000	1,004,640
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 5/01/18	2,000,000	2,093,320
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/18	1,000,000	1,111,940
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/16	1,000,000	1,033,460
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/17	1,500,000	1,606,545
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/27 (Put Date 5/01/20)	10,000,000	9,966,500
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 5/15/32 (Put Date 7/01/16)	1,130,000	1,167,606
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/20	3,395,000	3,987,461
New York Environmental Facilities Corp. Rev., “C”, 5%, 11/15/20	2,820,000	3,349,822
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/20	5,000	5,920
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,170,000	1,171,498
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,040,000	1,041,903
New York Housing Finance Agency Rev., “E”, 1.1%, 11/01/16	3,000,000	3,019,620
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 12/01/16	5,500,000	5,831,320
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 5/01/19	2,675,000	3,037,142
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/19	1,350,000	1,540,256
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	4,525,000	4,702,833
New York, NY, “B”, 5%, 8/01/17	7,120,000	7,724,203

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York, NY, “C”, 5%, 8/01/17	$1,000,000	$1,084,860
New York, NY, “J-4”, FRN, 0.57%, 8/01/25	1,035,000	1,027,869
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/18	3,250,000	3,614,780
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/19	1,250,000	1,423,475
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 11/01/16	4,000,000	4,229,800
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-A”, 0.75%, 11/01/16	1,730,000	1,730,156
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/17	2,085,000	2,087,231
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/18	3,555,000	3,782,876
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/19	2,205,000	2,423,097
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 1/01/36 (Put Date 8/01/17)	5,000,000	5,038,700
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/17	200,000	211,520
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/18	250,000	270,688
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), “A”, 5%, 7/01/19	250,000	270,650
Port Authority of NY & NJ, (170th Series), 5%, 12/01/16	1,460,000	1,544,592
Port Authority of NY & NJ, (170th Series), 5%, 12/01/17	1,440,000	1,572,019
Port Authority of NY & NJ, (170th Series), 5%, 12/01/18	825,000	924,239
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	1,410,000	1,612,857
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 10/01/16	1,000,000	1,051,730
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 3/01/17	500,000	505,170
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 7/01/16	3,000,000	3,010,560
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 1/01/16	450,000	451,454

		$101,024,048
North Carolina - 1.2%
Durham County, NC, 5%, 4/01/19	$1,000,000	$1,142,480
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 0.76%, 12/01/33 (Put Date 12/01/17)	2,800,000	2,785,076
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 3%, 1/01/16	2,050,000	2,073,637
North Carolina Public Improvement, “A”, 5%, 5/01/16	8,505,000	8,809,649
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/20	500,000	589,195
State of North Carolina, “A”, 5%, 3/01/17	3,500,000	3,747,345
University of North Carolina at Greensboro, General Obligation Rev., 5%, 4/01/20	500,000	579,990

		$19,727,372
North Dakota - 0.2%
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/17	$1,335,000	$1,389,441
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/18	1,180,000	1,242,434

		$2,631,875
Ohio - 2.1%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/17	$1,260,000	$1,342,933
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 6/01/24	3,775,000	3,131,098
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 1/01/17	1,000,000	1,058,020
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 3%, 5/15/18	335,000	345,328
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 3%, 5/15/19	345,000	354,063
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 3%, 11/15/19	300,000	308,016
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 4%, 5/15/20	360,000	382,262
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 4%, 11/15/20	365,000	387,656
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/21	375,000	410,700
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/21	385,000	421,652
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/22	405,000	440,008
Columbus, OH, 5%, 7/01/22	2,350,000	2,816,757
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Project), 2.25%, 8/01/29 (Put Date 9/15/16)	1,500,000	1,506,945
Ohio Higher Education, “B”, 5%, 8/01/16	5,275,000	5,523,347
Ohio Higher Education, “C”, 5%, 8/01/21	8,000,000	9,509,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/21	$600,000	$691,098
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/22	500,000	576,300
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/23	625,000	724,275
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/22	775,000	881,780
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/21	1,000,000	1,138,440
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/20	2,000,000	2,364,000

		$34,314,278
Oklahoma - 0.4%
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 7/01/17	$2,500,000	$2,572,675
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/20	1,500,000	1,684,950
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/21	700,000	790,076
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/22	600,000	677,580
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/22	1,000,000	1,131,560

		$6,856,841
Oregon - 0.9%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/23	$500,000	$575,900
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/21	350,000	379,456
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/22	350,000	400,376
Lake Oswego, OR , 4%, 6/01/19	1,195,000	1,324,239
Lake Oswego, OR , 4%, 6/01/20	1,830,000	2,056,078
Lake Oswego, OR , 4%, 6/01/21	2,330,000	2,638,189
Oregon Health & Science University Rev., “A”, 5%, 7/01/18	785,000	871,436
Portland, OR, Sewer System Rev. , “A”, 5%, 3/01/18	5,000,000	5,533,650
Washington County, OR, School District, AGM, 5.25%, 6/15/18	1,000,000	1,119,940

		$14,899,264
Pennsylvania - 6.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 9/01/16	$475,000	$495,112
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 0.906%, 2/01/21	1,875,000	1,869,056
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 8/01/33 (Put Date 5/01/18)	2,000,000	2,157,580
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 11/01/15	1,000,000	1,011,850
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/17	1,000,000	1,086,480
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/18	1,000,000	1,114,280
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/19	500,000	567,570
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 7/01/17	1,465,000	1,593,979
Cambria County, PA, BAM, 4%, 8/01/19	2,345,000	2,553,963
Cambria County, PA, BAM, 5%, 8/01/20	1,555,000	1,779,107
Clairton, PA, Municipal Authority, “B”, 4%, 12/01/15	375,000	378,776
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), “C-1, 1.05%, 5/01/16	2,500,000	2,501,900
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/17	2,000,000	2,132,740
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/18	3,200,000	3,496,928
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/19	1,500,000	1,676,625
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/21	585,000	654,246
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/22	1,025,000	1,145,089
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/23	730,000	816,636
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/26	1,400,000	1,400,588
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 4%, 5/01/17	425,000	444,032

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/19	$445,000	$492,477
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/20	500,000	559,685
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 6/01/17	1,160,000	1,221,213
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 6/01/18	1,795,000	1,863,174
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 8/01/16	250,000	259,130
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/17	425,000	460,964
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/18	305,000	340,935
Delaware River Port Authority, Pennsylvania & New Jersey Refunding (Port District Project), 5%, 1/01/18	1,230,000	1,343,332
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	2,575,000	2,795,806
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/21	300,000	350,025
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/22	320,000	373,616
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/24	700,000	829,920
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/25	265,000	313,476
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/21	1,295,000	1,080,419
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/22	1,345,000	1,073,821
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/23	1,060,000	806,013
Luzerne County, PA, “A”, AGM, 5%, 11/15/20	1,355,000	1,536,909
Luzerne County, PA, “A”, AGM, 5%, 11/15/21	3,000,000	3,417,960
Luzerne County, PA, “B”, AGM, 5%, 5/15/20	2,200,000	2,485,010
Luzerne County, PA, “B”, AGM, 5%, 5/15/21	2,055,000	2,332,158
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 7/01/16	3,195,000	3,305,036
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/23	1,225,000	1,367,002
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/21	2,000,000	2,225,880
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/22	3,485,000	3,864,447
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/29 (Put Date 6/01/20)	880,000	879,586
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc.), 0.42%, 8/01/45 (Put Date 11/02/15)	10,000,000	9,999,900
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc.), 1.75%, 12/01/33 (Put Date 12/01/15)	2,000,000	2,006,920
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 12/01/38 (Put Date 9/01/15)	3,000,000	3,004,260
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5.25%, 9/01/17	1,000,000	1,087,390
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 1/01/23	1,770,000	1,804,391
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 7/01/23	140,000	140,556
Pennsylvania Economic Development Financing Authority, Tax Exempt Private Activity Rev. (The Pennsylvania Rapid Bridge Replacement Project)_, 5%, 6/30/22	4,000,000	4,555,360
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/18	265,000	274,137
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/19	1,325,000	1,479,813
Pennsylvania Economic Development Financing Authority, Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	405,000	407,576
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 5/01/17	1,000,000	1,072,060
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/17	825,000	859,881
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/18	1,005,000	1,064,174
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/16	350,000	358,379
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/17	500,000	526,350
Pennsylvania Industrial Development Authority Rev., Unrefunded Balance, 5%, 7/01/16	1,260,000	1,312,265
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., ETM, 5%, 7/01/16	740,000	771,672
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 6/15/16	1,265,000	1,314,968
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/16	375,000	391,084
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/22	1,510,000	1,782,570
Pittsburgh, PA, “N”, AGM, 5.25%, 9/01/15	1,000,000	1,004,280
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/18	1,330,000	1,462,601
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/20	855,000	947,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/22	$930,000	$1,027,352
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/25	1,605,000	1,777,570

		$104,887,081
Puerto Rico - 0.6%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	$340,000	$338,626
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	230,000	229,082
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	215,000	215,673
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	335,000	311,413
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	1,430,000	1,294,350
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	110,000	108,946
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	90,000	88,868
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	40,000	38,058
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	1,095,000	1,043,053
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	40,000	37,882
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	100,000	96,670
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	465,000	446,753
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	165,000	163,210
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/16	700,000	694,316
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	340,000	332,401
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	220,000	212,384
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	110,000	99,362
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	380,000	354,532
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	295,000	268,760
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	2,705,000	2,581,923
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	255,000	241,562
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	250,000	246,385

		$9,444,209
Rhode Island - 1.3%
Providence, RI, “A”, 4%, 7/15/16	$750,000	$772,905
Providence, RI, “A”, 5%, 7/15/17	1,385,000	1,484,138
Providence, RI, “A”, 4%, 7/15/19	400,000	433,488
Providence, RI, “A”, 5%, 1/15/20	1,625,000	1,827,443
Providence, RI, “A”, 5%, 1/15/21	1,000,000	1,132,890
Rhode Island Health & Educational Building Corp. Rev., “A”, 5%, 5/15/19	2,000,000	2,231,440
Rhode Island Health & Educational Building Corp. Rev., “A”, 5%, 5/15/21	2,240,000	2,540,608
Rhode Island Student Loan Program Authority Rev., “A”, 4%, 12/01/15	500,000	506,290
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/16	500,000	528,535
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 12/01/18	3,200,000	3,244,512
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 12/01/19	4,590,000	4,670,509
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/20	2,000,000	2,252,360

		$21,625,118
South Carolina - 1.0%
Beaufort County, SC, School District, “B”, 5%, 3/01/17	$2,500,000	$2,674,475
Berkeley County, SC, School District Rev., 5%, 12/01/18	630,000	704,762
Berkeley County, SC, School District Rev., 5%, 12/01/17	500,000	545,030
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/22	3,095,000	3,744,114

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
South Carolina - continued
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 1/01/18	$750,000	$820,695
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	4,545,000	4,831,426
Richland County, SC, School District No. 1, 4%, 3/01/19	1,270,000	1,401,915
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/23	1,300,000	1,533,415

		$16,255,832
Tennessee - 1.8%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/18	$5,120,000	$5,687,142
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/18	1,000,000	1,097,420
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/19	920,000	1,036,316
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/21	720,000	838,310
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/22	1,680,000	1,976,302
Memphis, TN, Electric System Rev., 4%, 12/01/20	350,000	393,866
Metropolitan Government of Nashville & Davidson County, TN, “A”, 4%, 7/01/17	4,000,000	4,254,800
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/21	7,500,000	8,877,000
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	1,350,000	1,388,529
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 1/01/17	1,000,000	1,062,850
Shelby County, TN, Public Improvement & School, “B”, 5%, 4/01/18	1,100,000	1,220,109
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,000,000	1,121,800

		$28,954,444
Texas - 6.8%
Arlington, TX, Independent School District Rev., “A”, PSF, 5%, 2/15/19	$1,275,000	$1,444,868
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	1,000,000	1,039,160
Austin, TX, Public Improvement Rev., 5%, 9/01/22	5,000,000	6,009,150
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2/15/20	1,000,000	818,960
Brownsville, TX, Independent School District, “A”, PSF, 5%, 2/15/21	6,595,000	7,739,892
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/16	750,000	763,133
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/17	450,000	475,385
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/24	2,800,000	2,756,880
Conroe, TX, Independent School District, School Building, PSF, 5%, 2/15/16	750,000	769,620
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 3/01/17	2,000,000	2,105,160
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/15	300,000	302,886
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/18	5,415,000	5,885,239
Dallas, TX, 5%, 2/15/22	5,045,000	5,991,341
Dallas, TX, Independent School District, PSF, 5.25%, 2/15/18	795,000	881,933
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 10/01/17	1,000,000	1,049,030
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/20	650,000	699,160
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/23	525,000	577,684
Ennis, TX, Independent School District, Capital Appreciation, PSF, 0%, 8/15/21	2,865,000	2,245,702
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/20	2,940,000	3,414,281
Grand Parkway Transportation Corp, TX, System Subordinate Tier Toll Rev., Refunding & Anticipation Notes, “A”, 3%, 12/15/16	6,000,000	6,185,220
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.032%, 10/01/29 (Put Date 3/01/17)	1,700,000	1,725,075
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/16	360,000	371,347
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/17	400,000	423,952
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/18	430,000	465,823
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/16	750,000	791,730
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/18	470,000	525,521
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/19	600,000	671,436
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/19	1,000,000	1,132,150
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/20	575,000	658,979
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/21	1,000,000	1,148,080
Houston, TX, Airport System Rev., “B”, 5%, 7/01/20	1,000,000	1,149,420

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	$475,000	$500,664
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	1,010,000	1,088,376
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/20	705,000	754,540
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/16	1,020,000	1,062,595
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/19	840,000	920,262
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/20	880,000	976,756
Klein, TX, Independent School District, “A”, PSF, 5%, 8/01/21	1,000,000	1,112,680
Leander, TX, Independent School District, School Refunding, “A”, PSF, 5%, 8/15/16	6,145,000	6,448,379
Lone Star College System, TX, “A”, 5%, 8/15/18	4,250,000	4,751,840
Lubbock, TX, Health Facilities Development Rev. (St. Joseph Health System), “A”, 1.125%, 7/01/30 (Put Date 10/18/16)	5,385,000	5,410,579
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/18	100,000	106,389
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/19	300,000	322,539
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/21	400,000	432,400
Pflugerville, TX, Independent School District, PSF, 5%, 2/15/24	1,000,000	1,068,180
Plano, TX, Independent School District, “A”, 5%, 2/15/17	1,000,000	1,067,700
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 6/01/19	1,250,000	1,324,163
Tarrant County, TX, 5%, 7/15/18	2,770,000	3,103,342
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Buckner Retirement), 5%, 11/15/16	500,000	520,020
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/18	500,000	560,080
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/22	1,160,000	1,351,122
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/19	990,000	1,081,120
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	85,000	85,018
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2/15/19	500,000	532,380
Tarrant County, TX, Cultural Education Facilities, Finance Corp. Rev. (Trinity Terrace Project), “A-2”, 2.5%, 12/01/18	5,280,000	5,373,826
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/19	5,000,000	5,721,850
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/22	400,000	462,304
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/23	500,000	579,530
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/24	1,000,000	1,164,320
University of Texas, Permanent University Fund, “C”, 5%, 7/01/21 (Prerefunded 7/01/16)	1,000,000	1,042,230

		$109,143,381
U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	$3,625,000	$4,082,330
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	3,595,000	4,085,861
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, 3%, 10/01/15	1,750,000	1,755,985

		$9,924,176
Utah - 0.4%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/22	$750,000	$830,790
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 11/01/17	5,000,000	5,469,550

		$6,300,340
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/17	$220,000	$235,226
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/19	100,000	111,606
Burlington, VT, Airport Rev., “A”, 5%, 7/01/22	2,050,000	2,284,397
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	110,000	125,107

		$2,756,336

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Virginia - 3.3%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/18	$500,000	$562,190
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A”, 5%, 3/15/18	6,825,000	7,555,616
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/20	2,175,000	2,538,856
Fairfax County, VA, Public Improvement Rev., “A”, 4%, 10/01/16	21,060,000	21,957,788
Louisa, VA, Industrial Development Authority, Pollution Control Rev. (Virginia Electric and Power Company), “C”, 0.7%, 11/01/35 (Put Date 12/01/16)	2,000,000	1,999,000
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/21	1,375,000	1,622,885
Richmond, VA, Public Improvement Rev., “A”, 5%, 3/01/22	5,370,000	6,400,557
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/16	1,250,000	1,308,850
Virginia Public School Authority, “C”, 5%, 8/01/18	1,000,000	1,120,290
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/19 (Prerefunded 10/01/17)	1,980,000	2,162,497
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/20	1,150,000	1,316,681
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/21	1,000,000	1,152,980
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/22	750,000	868,838
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 7/01/19	805,000	900,843
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 1.875%, 5/01/33 (Put Date 5/16/19)	2,300,000	2,339,353

		$53,807,224
Washington - 3.7%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/18	$1,400,000	$1,551,592
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/19	2,025,000	2,299,388
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/20	2,230,000	2,561,512
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/21	2,455,000	2,844,780
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/22	2,000,000	2,335,140
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/23	1,500,000	1,761,960
Pierce County, WA, “A”, 5%, 7/01/22	3,290,000	3,898,946
Port of Seattle, WA, Rev., “B”, 3%, 8/01/15	2,285,000	2,285,000
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/19	700,000	789,201
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/20	1,175,000	1,343,448
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/22	1,740,000	2,007,734
Seattle, WA, 5%, 5/01/16	3,780,000	3,916,004
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2/01/18	4,000,000	4,407,280
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 12/01/22	870,000	879,231
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/42 (Put Date 10/01/21)	1,000,000	1,178,130
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 3%, 7/01/17	1,030,000	1,052,588
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/20	1,175,000	1,304,356
Washington Housing Finance Commission Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	600,000	608,454
Washington Motor Vehicle Fuel Tax, “E”, 6%, 2/01/16	2,760,000	2,840,426
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/20	7,070,000	8,203,816
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/21	7,420,000	8,736,234
Yakima County, WA, “A”, AGM, 4%, 12/01/17	2,300,000	2,468,291

		$59,273,511
West Virginia - 0.6%
Mason County, WV, Pollution Control Rev. (Appalachian Power Company Project), “L”, 1.625%, 10/01/22 (Put Date 10/01/18)	$6,000,000	$6,001,740
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/21	1,445,000	1,657,531
West Virginia Housing Development Fund, “B”, 2.1%, 11/01/15	1,750,000	1,758,173

		$9,417,444
Wisconsin - 2.0%
Wisconsin General Obligation, “A”, 5%, 5/01/18	$10,100,000	$11,235,846
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/43 (Put Date 6/01/21)	5,000,000	5,864,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/22	$6,000,000	$6,850,500
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/25 (Put Date 8/15/17)	1,810,000	1,813,910
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/20	800,000	925,480
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/18	1,500,000	1,568,325
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	250,000	251,063
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	3,730,000	4,003,409

		$32,512,883
Total Municipal Bonds		$1,573,552,050

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	35,536,569	$35,536,569
Total Investments		$1,609,088,619

Other Assets, Less Liabilities - 0.3%		4,873,205
Net Assets - 100.0%		$1,613,961,824

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,573,552,050	$—	$1,573,552,050
Mutual Funds	35,536,569	—	—	35,536,569
Total Investments	$35,536,569	$1,573,552,050	$—	$1,609,088,619

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,573,791,832
Gross unrealized appreciation	37,216,375
Gross unrealized depreciation	(1,919,588)
Net unrealized appreciation (depreciation)	$35,296,787

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,181	117,340,968	(81,806,580)	35,536,569

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,970	$35,536,569

QUARTERLY REPORT

July 31, 2015

MFS® TOTAL RETURN

BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 98.7%
Apparel Manufacturers - 0.1%
PVH Corp., 4.5%, 12/15/22	$5,204,998	$5,244,050

Asset-Backed & Securitized - 14.6%
Alm XIV Ltd., CLO, 2014-14A, “A1” , FRN, 1.724%, 7/28/26 (z)	$13,932,785	$13,844,919
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17	3,629,122	3,627,380
ARI Fleet Lease Trust, “A”, FRN, 0.737%, 3/15/20 (n)	690,605	690,505
ARI Fleet Lease Trust, “A”, FRN, 0.487%, 1/15/21 (n)	1,548,259	1,545,912
Babson Ltd., CLO, FRN, 1.387%, 4/20/25 (z)	13,498,695	13,330,069
Banc of America Commercial Mortgage, Inc., 5.338%, 12/15/43 (n)	9,482,898	9,957,839
Banc of America Commercial Mortgage, Inc., FRN, 5.607%, 4/24/49 (n)	3,693,253	3,838,956
Banc of America Large Loan, Inc., FRN, 0%, 2/24/44 (n)	6,339,268	6,606,912
Bayview Commercial Asset Trust, FRN, 0.501%, 8/25/35 (z)	375,037	338,315
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36 (i)(z)	9,287,262	25,831
Bayview Commercial Asset Trust, FRN, 0.461%, 4/25/36 (z)	300,718	268,531
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	8,766,548	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36 (i)(z)	14,361,964	1
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36 (i)(z)	7,036,855	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37 (i)(z)	15,852,605	2
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/36	999,112	996,800
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	415,810	435,927
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.789%, 12/28/40 (z)	2,768,624	1,717,320
Cent CDO XI Ltd., “A1”, FRN, 0.555%, 4/25/19 (n)	4,306,986	4,221,781
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 1.528%, 8/01/24 (z)	8,769,295	8,760,506
Chesapeake Funding LLC, “A”, FRN, 0.938%, 11/07/23 (n)	1,004,570	1,004,622
Chesapeake Funding LLC, “A”, FRN, 0.638%, 1/07/25 (n)	10,175,665	10,180,071
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/47	4,871,207	5,041,967
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/48	12,178,018	12,070,194
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	21,251,642	22,025,329
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.202%, 7/15/44	400,000	400,900
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	17,940,000	18,601,555
CNH Wholesale Master Note Trust, “A”, FRN, 0.787%, 8/15/19 (n)	14,837,000	14,849,359
Commercial Mortgage Asset Trust, FRN, 0.487%, 1/17/32 (i)(z)	2,345,465	8,666
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/48	10,635,000	10,661,385
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/47	15,379,562	16,165,765
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/47	12,601,000	13,069,808
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	10,456,000	10,563,007
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48	10,877,207	11,291,096
Countrywide Asset-Backed Certificates, FRN, 4.921%, 4/25/36	580,194	523,090
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.949%, 9/15/39	12,652,910	13,406,682
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.699%, 6/15/39	18,890,966	19,459,074
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.949%, 9/15/39	8,654,412	9,216,135
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	7,344,174	7,574,068
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 9/15/40	501,969	504,985
Credit-Based Asset Servicing & Securitization LLC, 4.142%, 12/25/35	904,500	894,001
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.028%, 1/25/37 (d)(q)	1,642,761	873,684
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.994%, 3/25/37 (d)(q)	1,990,663	1,206,827
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	4,025,427	4,113,882
CWCapital Cobalt Ltd., “A4”, FRN, 5.766%, 5/15/46	6,919,653	7,361,915
CWCapital LLC, 5.223%, 8/15/48	5,173,004	5,362,719
Dryden Senior Loan Fund, CLO, “A”, FRN, 1.669%, 1/15/25 (z)	10,838,110	10,805,184
Falcon Franchise Loan LLC, FRN, 6.62%, 1/05/23 (i)(z)	40,745	4,282
Falcon Franchise Loan LLC, FRN, 26.703%, 1/05/25 (i)(z)	312,619	75,537

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
First Union National Bank Commercial Mortgage, FRN, 1.466%, 1/12/43 (i)(z)	$596,602	$1,735
First Union-Lehman Brothers Bank of America, FRN, 0.663%, 11/18/35 (i)	1,382,747	27,232
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.689%, 1/17/26 (z)	11,818,643	11,779,972
Ford Credit Auto Owner Trust, 2014- 1, “A”, 2.26%, 11/15/25 (n)	5,871,000	5,928,577
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	15,109,000	15,237,986
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/49	3,400,691	3,544,561
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	8,742	8,742
GE Equipment Transportation LLC, 2014-1, “A2”, 0.55%, 12/23/16	3,450,367	3,449,107
GE Equipment Transportation LLC, 2015-1, “A2”, 0.89%, 11/24/17	5,597,000	5,600,062
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	1,075,359	1,051,932
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	13,871,121	14,441,182
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	12,512,927	12,632,450
Harley-Davidson Motorcycle Trust, “A2”, FRN, 0.487%, 1/15/19	3,725,061	3,727,937
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.739%, 12/10/27 (n)	5,709,269	5,700,636
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.588%, 4/10/28 (z)	8,304,382	8,294,865
IMPAC CMB Trust, FRN, 0.93%, 11/25/34	123,302	116,962
IMPAC CMB Trust, FRN, 1.11%, 11/25/34	61,651	57,367
IMPAC Secured Assets Corp., FRN, 0.541%, 5/25/36	439,193	425,062
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48	14,219,798	14,554,091
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/48	12,197,703	12,155,133
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.774%, 6/15/49	12,404,780	12,509,861
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.937%, 2/15/51	1,134,664	1,135,730
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.774%, 6/15/49	9,433,747	9,958,509
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.551%, 7/15/42 (n)	4,180,000	1,154,934
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.695%, 2/12/49	2,647,150	2,799,570
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.774%, 6/15/49	20,102,684	20,957,410
Kingsland III Ltd., “A1”, CDO, FRN, 0.497%, 8/24/21 (n)	2,771,228	2,756,659
KKR Financial CLO Ltd., “C”, FRN, 1.724%, 5/15/21 (n)	7,811,290	7,773,561
LB Commercial Conduit Mortgage Trust, FRN, 1.446%, 10/15/35 (i)	1,104,580	37,373
Merrill Lynch Mortgage Investors, Inc., 4.496%, 2/25/37 (d)(q)	2,327,869	487,221
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.835%, 6/12/50	1,229,932	1,233,482
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/48	8,858,993	8,940,868
Morgan Stanley Capital I Trust, “AM”, FRN, 5.683%, 4/15/49	18,767,000	19,546,675
Morgan Stanley Capital I, Inc., FRN, 1.452%, 3/15/31 (i)(z)	185,306	2
Morgan Stanley Re-REMIC Trust, FRN, 5.795%, 8/15/45 (n)	17,036,082	18,022,505
Motor PLC, 2015-1A, “A1”, FRN, 0.79%, 6/25/22 (n)	6,916,000	6,918,073
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (z)	9,472,000	9,474,590
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 6/15/16	4,661,891	4,661,677
Nissan Master Owner Trust Receivables 2015,“A-2”, 1.44%, 1/15/20	12,865,000	12,867,856
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/37 (d)(q)	733,465	734,607
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.345%, 12/25/36 (d)(q)	913,567	594,139
Preferred Term Securities XIX Ltd., CDO, FRN, 0.636%, 12/22/35 (z)	5,717,042	4,109,581
Race Point CLO Ltd., “A”, FRN, 1.526%, 2/20/25 (n)	10,945,000	10,871,920
Race Point CLO Ltd., “A1A”, FRN, 0.478%, 8/01/21 (n)	8,728,958	8,728,958
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	5,346,590	4,365,293
Thornburg Mortgage Securities Trust, FRN, 0.871%, 4/25/43	14,873	14,522
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.538%, 7/22/19 (n)	8,621,000	8,608,698
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.951%, 2/15/51	10,264,824	10,765,039
Wachovia Bank Commercial Mortgage Trust, FRN, 5.715%, 6/15/49	21,096,007	22,243,123
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	16,868,976	17,243,332

		$645,774,656
Automotive - 0.9%
General Motors Co., 4.875%, 10/02/23	$6,264,000	$6,421,909
General Motors Co., 5.2%, 4/01/45	5,230,000	5,060,909

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
General Motors Financial Co., Inc., 3.45%, 4/10/22	$9,207,000	$8,870,392
Hyundai Capital America, 2.6%, 3/19/20 (n)	10,893,000	10,857,532
Volkswagen Group America Finance LLC, 2.4%, 5/22/20 (n)	9,562,000	9,515,863

		$40,726,605
Biotechnology - 0.5%
Life Technologies Corp., 5%, 1/15/21	$20,509,000	$22,342,997

Broadcasting - 0.6%
Discovery Communications, Inc., 3.45%, 3/15/25	$1,375,000	$1,293,634
Discovery Communications, Inc., 4.95%, 5/15/42	5,225,000	4,692,160
Grupo Televisa S.A.B., 5%, 5/13/45	6,275,000	5,968,655
Myriad International Holdings B.V., 5.5%, 7/21/25 (z)	1,770,000	1,796,550
SES Global Americas Holdings GP, 5.3%, 3/25/44 (n)	3,585,000	3,598,709
SES S.A., 3.6%, 4/04/23 (n)	3,480,000	3,535,694
SES S.A., 5.3%, 4/04/43 (z)	4,082,000	4,171,563

		$25,056,965
Brokerage & Asset Managers - 0.4%
CME Group, Inc., 3%, 3/15/25	$6,579,000	$6,431,578
TD Ameritrade Holding Corp., 5.6%, 12/01/19	5,512,000	6,275,544
TD Ameritrade Holding Corp., 2.95%, 4/01/22	4,776,000	4,770,474

		$17,477,596
Building - 0.8%
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	$10,122,000	$10,628,100
CEMEX Finance LLC, 9.375%, 10/12/22	5,383,000	6,020,616
Martin Marietta Materials, Inc., 4.25%, 7/02/24	10,906,000	11,020,557
Mohawk Industries, Inc., 6.125%, 1/15/16	4,971,000	5,080,983
Mohawk Industries, Inc., 3.85%, 2/01/23	3,818,000	3,853,385

		$36,603,641
Business Services - 0.2%
Equinix, Inc., 4.875%, 4/01/20	$5,020,000	$5,145,500
Tencent Holdings Ltd., 3.375%, 3/05/18	4,606,000	4,730,611

		$9,876,111
Cable TV - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	$5,370,000	$5,615,006
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	6,065,000	6,174,928
CCO Safari II LLC, 4.908%, 7/23/25 (n)	11,609,000	11,634,702
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	11,935,000	11,890,244
Time Warner Cable, Inc., 4.5%, 9/15/42	11,091,000	8,948,374
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	5,117,000	6,254,698
Videotron Ltd., 5%, 7/15/22	10,755,000	10,877,930

		$61,395,882
Chemicals - 0.8%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$1,752,000	$1,721,340
CF Industries Holdings, Inc., 7.125%, 5/01/20	7,265,000	8,622,749
CF Industries Holdings, Inc., 5.375%, 3/15/44	3,874,000	3,776,766
LYB International Finance B.V., 4%, 7/15/23	3,779,000	3,842,453
LyondellBasell Industries N.V., 5.75%, 4/15/24	8,237,000	9,284,318
Tronox Finance LLC, 6.375%, 8/15/20	10,489,000	8,600,980

		$35,848,606

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - 0.2%
VeriSign, Inc., 4.625%, 5/01/23	$9,825,000	$9,505,688

Computer Software - Systems - 0.2%
Apple, Inc., 4.375%, 5/13/45	$7,267,000	$7,296,649

Consumer Products - 0.7%
Mattel, Inc., 5.45%, 11/01/41	$5,998,000	$6,148,772
Newell Rubbermaid, Inc., 4%, 12/01/24	12,501,000	12,678,414
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	13,360,000	13,749,484

		$32,576,670
Consumer Services - 0.5%
ADT Corp., 6.25%, 10/15/21	$10,200,000	$10,812,000
Priceline Group, Inc., 3.65%, 3/15/25	11,504,000	11,267,190

		$22,079,190
Containers - 0.5%
Ball Corp., 5%, 3/15/22	$3,615,000	$3,703,336
Ball Corp., 4%, 11/15/23	7,275,000	6,929,438
Sealed Air Corp., 5.125%, 12/01/24 (n)	10,780,000	10,914,750

		$21,547,524
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$2,705,000	$3,086,870

Emerging Market Quasi-Sovereign - 0.3%
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	$4,278,000	$3,748,598
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	13,000	12,662
Petroleos Mexicanos, 4.5%, 1/23/26 (n)	8,526,000	8,359,743

		$12,121,003
Emerging Market Sovereign - 0.1%
Republic of Kazakhstan, 5.125%, 7/21/25 (z)	$4,018,000	$3,976,293

Energy - Independent - 0.6%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,604,000	$1,753,307
Anadarko Petroleum Corp., 4.5%, 7/15/44	9,473,000	8,617,910
Chesapeake Energy Corp., 5.75%, 3/15/23	11,535,000	9,747,075
EQT Corp., 4.875%, 11/15/21	5,460,000	5,711,182

		$25,829,474
Energy - Integrated - 0.7%
BP Capital Markets PLC, 2.237%, 5/10/19	$8,693,000	$8,767,986
BP Capital Markets PLC, 2.521%, 1/15/20	1,902,000	1,926,220
Chevron Corp., 1.104%, 12/05/17	4,990,000	4,966,417
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	9,177,000	5,804,453
Shell International Finance B.V., 2.125%, 5/11/20	9,112,000	9,103,334

		$30,568,410
Entertainment - 0.4%
Carnival Corp., 3.95%, 10/15/20	$9,780,000	$10,271,670
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	5,505,000	5,670,150

		$15,941,820

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - 1.0%
General Electric Capital Corp., 2.1%, 12/11/19	$3,604,000	$3,633,621
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67	5,150,000	5,516,938
International Lease Finance Corp., 7.125%, 9/01/18 (n)	5,888,000	6,572,480
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	11,185,000	10,443,994
SLM Corp., 4.625%, 9/25/17	11,437,000	11,365,519
SLM Corp., 8%, 3/25/20	5,422,000	5,638,880

		$43,171,432
Food & Beverages - 1.5%
J.M. Smucker Co., 3%, 3/15/22 (z)	$4,270,000	$4,188,046
J.M. Smucker Co., 4.25%, 3/15/35 (n)	5,928,000	5,606,270
Kraft Foods Group, Inc., 5%, 6/04/42	9,699,000	9,887,054
Kraft Heinz Co., 5.2%, 7/15/45 (n)	4,765,000	5,000,691
Smithfield Foods, Inc., 6.625%, 8/15/22	10,510,000	11,234,665
Tyson Foods, Inc., 6.6%, 4/01/16	8,949,000	9,275,468
Tyson Foods, Inc., 4.5%, 6/15/22	5,686,000	6,033,073
Tyson Foods, Inc., 3.95%, 8/15/24	3,378,000	3,413,824
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	12,487,000	12,843,928

		$67,483,019
Food & Drug Stores - 0.9%
CVS Health Corp., 3.5%, 7/20/22	$18,312,000	$18,703,437
CVS Health Corp., 5.125%, 7/20/45	10,066,000	10,665,118
Walgreens Boots Alliance, Inc., 3.8%, 11/18/24	8,911,000	8,733,849

		$38,102,404
Forest & Paper Products - 0.4%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$5,083,000	$5,688,334
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	8,057,000	8,151,275
Packaging Corp. of America, 3.65%, 9/15/24	4,893,000	4,818,861

		$18,658,470
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 5.625%, 3/01/21	$2,221,000	$2,440,655
Wyndham Worldwide Corp., 4.25%, 3/01/22	6,558,000	6,616,970

		$9,057,625
Industrial - 0.2%
University of Notre Dame Du Lac, 3.438%, 2/15/45	$10,505,000	$9,780,743

Insurance - 1.8%
AIA Group Ltd., 3.2%, 3/11/25 (n)	$7,860,000	$7,637,334
American International Group, Inc., 3.75%, 7/10/25	19,325,000	19,323,609
Five Corners Funding Trust, 4.419%, 11/15/23 (n)	6,006,000	6,257,946
Pacific Lifecorp, 5.125%, 1/30/43 (n)	7,926,000	8,169,297
Principal Financial Group, Inc., 3.4%, 5/15/25	20,122,000	19,763,386
Unum Group, 7.125%, 9/30/16	2,220,000	2,358,774
Unum Group, 4%, 3/15/24	8,486,000	8,669,900
UnumProvident Corp., 6.85%, 11/15/15 (n)	5,819,000	5,908,799

		$78,089,045
Insurance - Health - 0.6%
Humana, Inc., 7.2%, 6/15/18	$9,203,000	$10,482,723
UnitedHealth Group, Inc., 3.35%, 7/15/22	17,052,000	17,399,588

		$27,882,311

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 1.2%
Allied World Assurance, 5.5%, 11/15/20	$3,670,000	$4,084,838
CNA Financial Corp., 5.875%, 8/15/20	6,990,000	7,949,126
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	13,005,000	13,409,377
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	10,943,000	12,135,721
Marsh & McLennan Cos., Inc., 4.05%, 10/15/23	2,935,000	3,076,546
Swiss Re Ltd., 4.25%, 12/06/42 (n)	2,967,000	2,878,530
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	2,405,000	2,459,233
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	6,524,000	6,703,410

		$52,696,781
Internet - 0.1%
Baidu, Inc., 3%, 6/30/20	$5,477,000	$5,442,769

Local Authorities - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$2,565,000	$2,575,234
State of California (Build America Bonds), 7.625%, 3/01/40	1,360,000	2,007,564
State of California (Build America Bonds), 7.6%, 11/01/40	10,440,000	15,692,990
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	3,180,000	3,088,098

		$23,363,886
Major Banks - 6.7%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$7,822,000	$8,136,116
Bank of America Corp., 5.625%, 7/01/20	2,505,000	2,820,412
Bank of America Corp., 5.875%, 1/05/21	4,930,000	5,623,020
Bank of America Corp., 3.3%, 1/11/23	15,044,000	14,829,593
Bank of America Corp., 4.125%, 1/22/24	8,877,000	9,184,659
Bank of America Corp., 3.95%, 4/21/25	8,365,000	8,112,410
Bank of America Corp., 3.875%, 8/01/25	12,392,000	12,510,257
Bank of America Corp., FRN, 6.5%, 10/23/49	5,231,000	5,401,008
Bank of America Corp., FRN, 6.1%, 12/29/49	9,685,000	9,641,418
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	7,462,000	8,245,510
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/25 (z)	12,034,000	11,727,422
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	5,702,000	5,886,483
Goldman Sachs Group, Inc., 5.625%, 1/15/17	4,693,000	4,957,169
Goldman Sachs Group, Inc., 2.375%, 1/22/18	7,171,000	7,276,457
Goldman Sachs Group, Inc., 3.625%, 1/22/23	16,972,000	17,130,722
Goldman Sachs Group, Inc., 5.15%, 5/22/45	7,490,000	7,419,654
Huntington National Bank, 2.4%, 4/01/20	3,704,000	3,671,301
ING Bank N.V., 3.75%, 3/07/17 (n)	2,945,000	3,052,045
ING Bank N.V., 5.8%, 9/25/23 (n)	16,778,000	18,346,844
JPMorgan Chase & Co., 2%, 8/15/17	3,141,000	3,169,300
JPMorgan Chase & Co., 4.25%, 10/15/20	2,471,000	2,649,263
JPMorgan Chase & Co., 4.5%, 1/24/22	3,602,000	3,867,619
JPMorgan Chase & Co., 3.2%, 1/25/23	9,726,000	9,651,256
JPMorgan Chase & Co., 3.125%, 1/23/25	5,535,000	5,320,906
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	6,749,000	6,988,286
Morgan Stanley, 5.75%, 10/18/16	7,752,000	8,163,290
Morgan Stanley, 5.5%, 7/24/20	4,790,000	5,391,442
Morgan Stanley, 5.5%, 7/28/21	20,255,000	22,809,399
Morgan Stanley, 3.7%, 10/23/24	3,847,000	3,852,343
Morgan Stanley, 4%, 7/23/25	5,074,000	5,173,435
Morgan Stanley, 4.3%, 1/27/45	2,874,000	2,732,076
PNC Bank N.A., 3.8%, 7/25/23	18,666,000	19,226,820
PNC Funding Corp., 5.625%, 2/01/17	8,496,000	8,998,462
Regions Financial Corp., 2%, 5/15/18	3,688,000	3,675,535

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Royal Bank of Scotland Group PLC, 6%, 12/19/23	$8,880,000	$9,518,383
Royal Bank of Scotland PLC, 2.55%, 9/18/15	4,259,000	4,266,202
Wachovia Corp., 6.605%, 10/01/25	2,393,000	2,887,705
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49	5,267,000	5,392,091

		$297,706,313
Medical & Health Technology & Services - 0.8%
Becton, Dickinson and Co., 4.685%, 12/15/44	$8,185,000	$8,123,400
Catholic Health Initiatives, 2.95%, 11/01/22	9,909,000	9,697,106
Express Scripts Holding Co., 2.65%, 2/15/17	6,827,000	6,941,270
Laboratory Corp. of America Holdings, 3.6%, 2/01/25	3,987,000	3,843,265
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	8,042,000	7,473,326

		$36,078,367
Medical Equipment - 0.8%
Medtronic, Inc., 4.625%, 3/15/45 (n)	$10,024,000	$10,141,371
Zimmer Holdings, Inc., 2.7%, 4/01/20	23,330,000	23,248,648

		$33,390,019
Metals & Mining - 1.1%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	$5,766,000	$6,044,331
Barrick North America Finance LLC, 5.75%, 5/01/43	8,843,000	7,597,225
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	3,357,000	2,756,936
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/34	4,200,000	3,150,000
Kinross Gold Corp., 5.95%, 3/15/24	8,317,000	7,483,562
Plains Exploration & Production Co., 6.875%, 2/15/23	11,638,000	11,405,240
Steel Dynamics, Inc., 5.125%, 10/01/21	10,822,000	10,794,945

		$49,232,239
Midstream - 3.0%
APT Pipelines Ltd., 3.875%, 10/11/22 (n)	$12,507,000	$12,301,147
APT Pipelines Ltd., 5%, 3/23/35 (n)	11,479,000	10,860,443
El Paso Corp., 7.75%, 1/15/32	8,840,000	10,053,582
El Paso Pipeline Partners Operating Co. LLC, 4.3%, 5/01/24	7,843,000	7,556,150
Energy Transfer Partners LP, 4.65%, 6/01/21	8,511,000	8,725,554
Energy Transfer Partners LP, 5.15%, 2/01/43	5,108,000	4,434,607
Energy Transfer Partners LP, 5.15%, 3/15/45	11,437,000	10,024,851
Enterprise Products Operating LLC, 3.9%, 2/15/24	5,660,000	5,660,113
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	7,490,000	7,419,766
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	9,090,000	8,135,377
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	10,907,000	11,125,140
Spectra Energy Capital LLC, 8%, 10/01/19	8,284,000	9,798,266
Sunoco Logistics Partners LP, 4.25%, 4/01/24	1,391,000	1,345,069
Sunoco Logistics Partners LP, 5.35%, 5/15/45	9,270,000	8,421,888
Williams Cos., Inc., 3.7%, 1/15/23	4,040,000	3,646,254
Williams Cos., Inc., 5.75%, 6/24/44	12,882,000	11,282,532

		$130,790,739
Mortgage-Backed - 20.1%
Fannie Mae, 4%, 9/01/40 - 7/01/43	$12,604,879	$13,459,893
Fannie Mae, 3.5%, 7/01/43	6,663,201	6,926,567
Fannie Mae, 4.53%, 8/01/15	1,058,994	1,057,588
Fannie Mae, 4.78%, 8/01/15	2,331,338	2,328,096
Fannie Mae, 4.94%, 8/01/15	2,641,000	2,637,123
Fannie Mae, 5.09%, 2/01/16	2,568,746	2,601,849
Fannie Mae, 5.157%, 2/01/16	227,056	227,696

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.443%, 2/01/16	$3,324,645	$3,366,353
Fannie Mae, 5.733%, 7/01/16	1,809,930	1,854,110
Fannie Mae, 5.93%, 9/01/16	1,117,234	1,152,965
Fannie Mae, 5.395%, 12/01/16	2,214,148	2,321,567
Fannie Mae, 5.5%, 12/01/16 - 12/01/38	31,687,162	35,526,586
Fannie Mae, 5.6%, 1/01/17	12,621	12,596
Fannie Mae, 5.28%, 3/01/17	2,509,014	2,622,988
Fannie Mae, 5.54%, 4/01/17	1,392,007	1,483,122
Fannie Mae, 5.459%, 6/01/17	839,580	887,788
Fannie Mae, 2.71%, 11/01/17	1,437,506	1,478,702
Fannie Mae, 5%, 2/01/18 - 3/01/42	27,911,119	30,889,442
Fannie Mae, 3.99%, 4/01/18	2,450,000	2,605,720
Fannie Mae, 3.854%, 7/01/18	3,481,915	3,693,523
Fannie Mae, 2.578%, 9/25/18	11,000,000	11,349,096
Fannie Mae, 5.18%, 3/01/19	507,456	548,572
Fannie Mae, 4.88%, 3/01/20	589,187	635,906
Fannie Mae, 5.19%, 9/01/20	2,564,943	2,792,288
Fannie Mae, 4.45%, 1/01/21	7,522,721	8,344,961
Fannie Mae, 2.41%, 5/01/23	2,882,718	2,884,981
Fannie Mae, 2.55%, 5/01/23	1,489,910	1,504,736
Fannie Mae, 4.5%, 5/01/25	754,381	809,221
Fannie Mae, 3%, 3/01/27 - 4/01/30	14,376,127	14,954,095
Fannie Mae, 6.5%, 11/01/31 - 1/01/33	228,774	271,509
Fannie Mae, 4.5%, 3/01/34 - 4/01/44	36,019,424	39,205,035
Fannie Mae, 6%, 5/01/34 - 10/01/38	10,727,651	12,248,233
Fannie Mae, 4%, 2/01/41 - 2/01/45	123,947,022	132,160,252
Fannie Mae, 3.5%, 11/01/41 - 1/01/42	10,763,361	11,215,323
Fannie Mae, 3.5%, 4/01/43	6,937,974	7,213,651
Fannie Mae, TBA, 3%, 9/01/30	2,420,439	2,506,847
Federal Home Loan Bank, 4%, 4/01/44	8,729,602	9,298,749
Federal Home Loan Bank, 3%, 10/01/42 - 5/01/43	4,037,717	4,063,429
Freddie Mac, 3.5%, 7/01/42	9,676,921	10,065,715
Freddie Mac, 4%, 9/01/44	52,252,318	55,501,793
Freddie Mac, 1.655%, 11/25/16	6,270,432	6,320,288
Freddie Mac, 1.426%, 8/25/17	6,993,000	7,044,434
Freddie Mac, 5.5%, 9/01/17 - 1/01/38	6,469,849	7,215,823
Freddie Mac, 3.882%, 11/25/17	8,787,000	9,265,338
Freddie Mac, 3.154%, 2/25/18	3,542,801	3,697,859
Freddie Mac, 5%, 5/01/18 - 4/01/40	7,183,315	7,925,049
Freddie Mac, 2.412%, 8/25/18	4,630,000	4,757,830
Freddie Mac, 2.303%, 9/25/18	2,159,711	2,212,963
Freddie Mac, 2.323%, 10/25/18	5,437,000	5,574,453
Freddie Mac, 2.13%, 1/25/19	14,841,000	15,121,688
Freddie Mac, 2.456%, 8/25/19	9,000,000	9,278,847
Freddie Mac, 1.869%, 11/25/19	8,385,000	8,422,238
Freddie Mac, 4.251%, 1/25/20	4,741,000	5,197,454
Freddie Mac, 2.313%, 3/25/20	9,101,000	9,270,178
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	7,224,977	7,582,525
Freddie Mac, 3.034%, 10/25/20	3,415,000	3,581,392
Freddie Mac, 2.856%, 1/25/21	4,111,000	4,271,535
Freddie Mac, 2.791%, 1/25/22	7,810,000	8,037,599
Freddie Mac, 2.355%, 7/25/22	6,000,000	5,961,696
Freddie Mac, 2.682%, 10/25/22	3,790,000	3,835,510
Freddie Mac, 3.25%, 4/25/23	8,549,000	8,942,459
Freddie Mac, 3.06%, 7/25/23	5,785,000	5,973,088

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.531%, 7/25/23	$3,060,000	$3,258,594
Freddie Mac, 3.458%, 8/25/23	17,774,000	18,821,991
Freddie Mac, 2.67%, 12/25/24	5,439,000	5,372,661
Freddie Mac, 2.811%, 1/25/25	8,455,000	8,440,956
Freddie Mac, 3.329%, 5/25/25	9,840,000	10,224,301
Freddie Mac, 4%, 7/01/25 - 11/01/43	24,205,451	25,745,597
Freddie Mac, 4.5%, 7/01/25 - 6/01/41	2,100,856	2,264,546
Freddie Mac, 3.5%, 8/01/26 - 3/01/43	17,109,067	17,818,580
Freddie Mac, 6%, 11/01/33 - 7/01/38	3,029,807	3,455,452
Freddie Mac, 3%, 3/01/43 - 5/01/43	5,351,079	5,384,800
Freddie Mac, TBA, 3%, 10/01/30	11,044,000	11,398,100
Freddie Mac, TBA, 4.5%, 9/01/45	24,560,430	26,563,165
Ginnie Mae, 5.5%, 11/15/32 - 1/20/42	4,910,842	5,524,226
Ginnie Mae, 6%, 2/15/34 - 1/15/38	3,913,353	4,470,125
Ginnie Mae, 4.5%, 4/15/39 - 11/20/44	49,512,055	54,005,122
Ginnie Mae, 4%, 10/20/40 - 11/20/44	13,085,514	14,039,415
Ginnie Mae, 3.5%, 11/15/40 - 4/15/42	17,431,354	18,241,361
Ginnie Mae, TBA, 3.5%, 9/01/45 - 10/01/45	56,040,000	58,249,127

		$887,477,031
Municipals - 0.2%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 4/01/40	$2,655,000	$3,507,839
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/45	5,310,000	6,892,008

		$10,399,847
Natural Gas - Distribution - 0.2%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$9,030,000	$9,052,385

Network & Telecom - 1.1%
AT&T, Inc., 4.5%, 5/15/35	$19,664,000	$18,194,352
Verizon Communications, Inc., 6.55%, 9/15/43	25,245,000	29,825,175

		$48,019,527
Oil Services - 0.4%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/23 (n)	$8,457,558	$5,455,125
Schlumberger Norge A.S., 1.25%, 8/01/17 (n)	11,361,000	11,338,835

		$16,793,960
Oils - 0.2%
Valero Energy Corp., 4.9%, 3/15/45	$8,076,000	$7,618,769

Other Banks & Diversified Financials - 1.8%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/18 (n)	$4,209,000	$4,285,036
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	3,587,000	4,028,201
BPCE S.A., 4.5%, 3/15/25 (n)	8,201,000	7,998,821
Capital One Bank (USA) N.A., 3.375%, 2/15/23	4,224,000	4,074,787
Capital One Financial Corp., 6.15%, 9/01/16	4,084,000	4,283,969
Capital One Financial Corp., 3.2%, 2/05/25	7,435,000	7,013,116
Citigroup, Inc., 8.5%, 5/22/19	7,251,000	8,841,956
Citigroup, Inc., 4.4%, 6/10/25	6,993,000	7,048,105
Discover Bank, 7%, 4/15/20	9,837,000	11,365,316
Discover Bank, 3.1%, 6/04/20	4,834,000	4,857,957
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	12,290,000	16,253,525
Macquarie Group Ltd., 3%, 12/03/18 (n)	372,000	378,127

		$80,428,916

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - 1.9%
AbbVie, Inc., 4.5%, 5/14/35	$14,625,000	$14,232,041
Actavis Funding SCS, 4.55%, 3/15/35	4,534,000	4,260,423
Actavis Funding SCS, 4.85%, 6/15/44	3,782,000	3,636,904
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	3,922,000	3,913,274
Celgene Corp., 1.9%, 8/15/17	7,253,000	7,298,846
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	27,617,000	29,846,051
Gilead Sciences, Inc., 2.35%, 2/01/20	1,158,000	1,162,659
Gilead Sciences, Inc., 4.8%, 4/01/44	8,306,000	8,562,439
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	4,670,000	4,792,588
VPII Escrow Corp., 6.75%, 8/15/18 (z)	5,225,000	5,489,516

		$83,194,741
Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 6%, 8/15/40	$1,162,000	$827,925
Teck Resources Ltd., 5.4%, 2/01/43	5,699,000	3,944,831

		$4,772,756
Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/23	$3,139,000	$3,262,469

Real Estate - Healthcare - 0.3%
HCP, Inc., REIT, 3.875%, 8/15/24	$7,579,000	$7,484,096
HCP, Inc., REIT, 5.375%, 2/01/21	4,940,000	5,445,406

		$12,929,502
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$5,442,000	$5,719,787
Boston Properties LP, REIT, 3.8%, 2/01/24	5,543,000	5,649,997

		$11,369,784
Real Estate - Other - 0.1%
Liberty Property LP, REIT, 5.5%, 12/15/16	$4,563,000	$4,801,070

Real Estate - Retail - 0.6%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/22	$9,407,000	$9,395,881
DDR Corp., REIT, 4.625%, 7/15/22	4,107,000	4,312,354
DDR Corp., REIT, 3.375%, 5/15/23	9,585,000	9,228,994
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	4,593,000	5,822,280

		$28,759,509
Restaurants - 0.2%
YUM! Brands, Inc., 5.35%, 11/01/43	$7,927,000	$7,920,754

Retailers - 0.7%
Cencosud S.A., 5.5%, 1/20/21	$4,672,000	$4,942,205
Dollar General Corp., 3.25%, 4/15/23	12,650,000	12,104,178
Gap, Inc., 5.95%, 4/12/21	5,458,000	6,129,481
Home Depot, Inc., 2.625%, 6/01/22	7,291,000	7,210,500

		$30,386,364
Specialty Chemicals - 0.2%
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	$9,530,000	$9,768,250

Supermarkets - 0.1%
Kroger Co., 3.85%, 8/01/23	$3,285,000	$3,366,688

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 0.5%
American Tower Corp., REIT, 5%, 2/15/24	$8,779,000	$9,278,262
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,381,000	1,483,633
MTS International Funding Ltd., 5%, 5/30/23 (n)	6,018,000	5,446,290
SBA Tower Trust, 2.898%, 10/15/44 (n)	7,673,000	7,684,417

		$23,892,602
Tobacco - 1.5%
Imperial Tobacco Finance PLC, 3.75%, 7/21/22 (z)	$17,001,000	$16,904,604
Reynolds American, Inc., 8.125%, 6/23/19 (z)	5,043,000	6,005,199
Reynolds American, Inc., 6.75%, 6/15/17	10,032,000	10,932,773
Reynolds American, Inc., 4%, 6/12/22	12,738,000	13,080,601
Reynolds American, Inc., 3.25%, 11/01/22	4,985,000	4,843,665
Reynolds American, Inc., 4.45%, 6/12/25	6,441,000	6,615,049
Reynolds American, Inc., 5.85%, 8/15/45	5,835,000	6,274,154

		$64,656,045
Transportation - Services - 0.4%
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	$2,033,000	$2,062,846
ERAC USA Finance LLC, 7%, 10/15/37 (n)	3,033,000	3,769,813
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)	1,447,000	1,329,304
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	10,975,000	9,356,188

		$16,518,151
U.S. Government Agencies and Equivalents - 2.2%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$5,555,565	$5,679,432
Small Business Administration, 5.94%, 7/01/16	9,209	9,392
Small Business Administration, 5.37%, 9/01/16	64,052	65,066
Small Business Administration, 6.35%, 4/01/21	4,492	4,874
Small Business Administration, 6.34%, 5/01/21	5,714	6,218
Small Business Administration, 6.44%, 6/01/21	6,132	6,703
Small Business Administration, 5.34%, 11/01/21	39,050	41,856
Small Business Administration, 6.07%, 3/01/22	25,141	27,360
Small Business Administration, 4.35%, 7/01/23	270,745	285,658
Small Business Administration, 4.98%, 11/01/23	416,751	454,580
Small Business Administration, 4.89%, 12/01/23	368,476	397,910
Small Business Administration, 4.93%, 1/01/24	491,650	531,201
Small Business Administration, 4.34%, 3/01/24	600,216	630,532
Small Business Administration, 5.18%, 5/01/24	510,478	551,029
Small Business Administration, 5.52%, 6/01/24	490,830	537,747
Small Business Administration, 5.19%, 7/01/24	600,317	648,843
Small Business Administration, 4.86%, 10/01/24	424,323	453,659
Small Business Administration, 4.57%, 6/01/25	900,473	955,402
Small Business Administration, 4.76%, 9/01/25	2,992,752	3,191,739
Small Business Administration, 5.39%, 12/01/25	244,420	268,908
Small Business Administration, 5.35%, 2/01/26	1,623,742	1,777,231
Small Business Administration, 3.25%, 11/01/30	3,280,941	3,400,470
Small Business Administration, 2.85%, 9/01/31	5,592,782	5,699,742
Small Business Administration, 2.37%, 8/01/32	4,239,536	4,203,193
Small Business Administration, 2.13%, 1/01/33	5,738,381	5,587,061
Small Business Administration, 2.21%, 2/01/33	1,526,142	1,501,822
Small Business Administration, 2.22%, 3/01/33	5,592,619	5,528,565
Small Business Administration, 2.08%, 4/01/33	8,722,083	8,490,562
Small Business Administration, 2.45%, 6/01/33	11,232,903	11,157,778
Small Business Administration, 3.15%, 7/01/33	13,785,478	14,266,706
Small Business Administration, 3.16%, 8/01/33	13,968,832	14,478,641

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 3.62%, 9/01/33	$7,470,473	$7,923,468

		$98,763,348
U.S. Treasury Obligations - 17.8%
U.S. Treasury Bonds, 6%, 2/15/26	$840,000	$1,140,431
U.S. Treasury Bonds, 4.5%, 2/15/36	31,330,000	40,560,100
U.S. Treasury Bonds, 5%, 5/15/37	2,552,000	3,523,156
U.S. Treasury Bonds, 4.5%, 8/15/39	43,514,100	56,194,370
U.S. Treasury Bonds, 2.875%, 5/15/43	14,851,000	14,671,169
U.S. Treasury Notes, 5.125%, 5/15/16	81,351,000	84,414,353
U.S. Treasury Notes, 0.875%, 12/31/16	48,741,000	49,007,565
U.S. Treasury Notes, 0.75%, 6/30/17 (f)	217,011,000	217,468,676
U.S. Treasury Notes, 2.75%, 2/15/19	68,725,900	72,419,917
U.S. Treasury Notes, 1%, 6/30/19	68,706,000	67,975,999
U.S. Treasury Notes, 1.625%, 6/30/19	168,000,000	170,086,896
U.S. Treasury Notes, TIPS, 2%, 1/15/16	10,483,813	10,528,861

		$787,991,493
Utilities - Electric Power - 2.3%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	$8,174,000	$8,900,947
CMS Energy Corp., 6.25%, 2/01/20	4,272,000	4,919,417
CMS Energy Corp., 5.05%, 3/15/22	4,239,000	4,666,749
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,366,000	3,723,223
Dominion Resources, Inc., 3.625%, 12/01/24	16,659,000	16,578,021
EDP Finance B.V., 5.25%, 1/14/21 (n)	9,161,000	9,732,060
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	6,757,000	6,856,625
Enel Finance International S.A., 6.25%, 9/15/17 (n)	5,360,000	5,855,178
Enel Finance International S.A., 6%, 10/07/39 (n)	5,000,000	5,752,290
Exelon Generation Co. LLC, 4.25%, 6/15/22	9,106,000	9,358,910
Pacific Gas & Electric Co., 3.25%, 6/15/23	3,569,000	3,563,746
PPL Capital Funding, Inc., 5%, 3/15/44	4,282,000	4,521,244
PPL Corp., 3.5%, 12/01/22	3,600,000	3,626,201
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	11,511,000	12,831,415

		$100,886,026
Total Bonds		$4,358,832,849

Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	162,755,717	$162,755,717
Total Investments		$4,521,588,566

Other Assets, Less Liabilities - (2.4)%		(105,228,912)
Net Assets - 100.0%		$4,416,359,654

(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $610,320,864 representing 13.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

12

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Alm XIV Ltd., CLO, 2014-14A, “A1” , FRN, 1.724%, 7/28/26	4/02/15	$13,911,060	$13,844,919
Babson Ltd., CLO, FRN, 1.387%, 4/20/25	3/12/14	13,350,891	13,330,069
Bayview Commercial Asset Trust, FRN, 0.501%, 8/25/35	6/09/05	375,037	338,315
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36	2/28/06	843,254	25,831
Bayview Commercial Asset Trust, FRN, 0.461%, 4/25/36	2/23/06	300,718	268,531
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06-5/29/09	667,289	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36	9/11/06	729,074	1
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36	10/25/06	921,500	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37	1/26/07-5/29/09	—	2
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.789%, 12/28/40	3/01/06	2,768,624	1,717,320
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 1.528%, 8/01/24	4/02/15	8,769,295	8,760,506
Commercial Mortgage Asset Trust, FRN, 0.487%, 1/17/32	8/25/03-4/09/12	25,193	8,666
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/25	3/23/15	12,005,952	11,727,422
Dryden Senior Loan Fund, CLO, “A”, FRN, 1.669%, 1/15/25	09/19/14	10,825,600	10,805,184
Falcon Franchise Loan LLC, FRN, 6.62%, 1/05/23	1/18/02-3/23/11	1,453	4,282
Falcon Franchise Loan LLC, FRN, 26.703%, 1/05/25	1/29/03-3/23/11	22,410	75,537
First Union National Bank Commercial Mortgage, FRN, 1.466%, 1/12/43	12/11/03-4/09/12	1,017	1,735
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.689%, 1/17/26	7/24/14-09/09/14	11,813,932	11,779,972
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.588%, 4/10/28	3/25/14	8,304,382	8,294,865
Imperial Tobacco Finance PLC, 3.75%, 7/21/22	7/15/15	16,727,451	16,904,604
J.M. Smucker Co., 3%, 3/15/22	3/12/15	4,251,973	4,188,046
Morgan Stanley Capital I, Inc., FRN, 1.452%, 3/15/31	6/10/03	5,483	2
Myriad International Holdings B.V., 5.5%, 7/21/25	7/14/15	1,769,329	1,796,550
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19	7/22/15	9,470,876	9,474,590
Preferred Term Securities XIX Ltd., CDO, FRN, 0.636%, 12/22/35	9/08/05-3/28/11	5,663,890	4,109,581
Republic of Kazakhstan, 5.125%, 7/21/25	7/14/15	3,976,950	3,976,293
Reynolds American, Inc., 8.125%, 6/23/19	6/18/09-3/18/11	5,319,092	6,005,199
SES S.A., 5.3%, 4/04/43	1/08/14	3,966,834	4,171,563
VPII Escrow Corp., 6.75%, 8/15/18	6/27/13	5,225,000	5,489,516
Total Restricted Securities			$137,099,103
% of Net assets			3.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

13

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/15

Futures Contracts at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond (Long)	USD	80	$12,762,500	September - 2015	$99,095

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	200	$25,487,500	September - 2015	$(67,369)

Cleared Swap Agreements at 7/31/15

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
6/20/20	USD	22,334,400	Merrill Lynch International (a)	(1)	5.00% (fixed rate)	$(1,525,452)

(1)	Fund, as protection buyer, to receive notional amount upon a reference obligation specified in the Markit CDX North America High Yield Index.

(a)	Net unamortized premium received by the fund amounted to $1,609,261.

At July 31, 2015, the fund had liquid securities with an aggregate value of $968,038 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

14

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements.

15

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$886,754,841	$—	$886,754,841
Non-U.S. Sovereign Debt	—	16,097,296	—	16,097,296
Municipal Bonds	—	10,399,847	—	10,399,847
U.S. Corporate Bonds	—	1,537,417,764	—	1,537,417,764
Residential Mortgage-Backed Securities	—	899,829,416	—	899,829,416
Commercial Mortgage-Backed Securities	—	412,345,199	—	412,345,199
Asset-Backed Securities (including CDOs)	—	221,077,086	—	221,077,086
Foreign Bonds	—	374,911,400	—	374,911,400
Mutual Funds	162,755,717	—	—	162,755,717
Total Investments	$162,755,717	$4,358,832,849	$—	$4,521,588,566

Other Financial Instruments
Futures Contracts	$31,726	$—	$—	$31,726
Swap Agreements	—	(1,525,452)	—	(1,525,452)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,500,260,030
Gross unrealized appreciation	89,576,271
Gross unrealized depreciation	(68,247,735)
Net unrealized appreciation (depreciation)	$21,328,536

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	73,157,551	471,009,013	(381,410,847)	162,755,717

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38,810	$162,755,717

16

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2015

*	Print name and title of each signing officer under his or her signature.